                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                    811-03696

Exact name of registrant as specified in charter:      Reserve Tax Exempt Trust

Address of principal executive offices:                1250 Broadway
                                                       New York, NY 10001-3701

Name and address of agent for service:                 Richard Goodman
                                                       1250 Broadway
                                                       New York, NY 10001-3701

Registrant's telephone number, including area code:    212-401-5710

Date of fiscal year end:                               May 31, 2003

Date of reporting period:                              May 31, 2003

Item 1 -- Reports to Stockholders

[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700  / /  www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/INTER/ANNUAL 07/03

                           [THE RESERVE FUNDS(R) LOGO]

      ANNUAL REPORT

       INTERSTATE TAX-EXEMPT FUND

       MAY 31, 2003

[PHOTO OF BRUCE BENT]
Bruce Bent                                       July 30, 2003
CHAIRMAN & CEO,
The Reserve Funds

Dear Investor,

         Of all my outstanding characteristics the one that impresses me the most is my humility, which is fortunate since the White House, Congress, and the Federal Reserve all dismissed me and my opinions last quarter. I screamed at all of them that the tax reduction on dividends, while equitable, would be ineffective in stimulating current spending and, therefore, the economy. I was equally vocal in my opinion that another rate cut would be useless at best (.25%) or disastrous (.50%) at worst. Well, I was ignored in both cases ... but since I am certainly a cheerleader for the U.S. economy, I hope I was wrong and that they are right. But one of the beauties of economic forecasting is that even after the fact, you never know what the causes actually were and "what if" scenarios go on forever. Kind of like dinner at my house as a kid; there were seven of us and a minimum of eight opinions. One of the other beauties is that despite Congress, me and the Federal Reserve, the economy will ultimately do what it is going to do since the vast majority of our economic life is driven by people who never address economic theory, monetary or fiscal policy, but who spend or save based on personal economics and personal psychology not GDP, GNP, trade deficits or any of the other statistics that excite economists and the Federal Reserve.

         The stock market hit its bottom (so far that is) in October 2002 rallying back approximately 28% for the Dow and the S&P and nearly 60% for the NASDAQ but that only puts them where they were in June 2002. Despite these gains the Dow is still 22% below its high, the S&P off 34% and NASDAQ is still off 66% so the return to irrational exuberance is still a hope for the future. Do I believe this rally is for real or is the siren song of the sea nymph enticing the unwary onto the rocks? Since I have been at sea for an extended period I may not have a clear head, but I don't see the danger, so steady as she goes.

         As to the interest rate cut on June 25, what was Greenspan really trying to say? (Sometimes I think I should get a deck of tarot cards and a degree in phrenology). Was the cut only .25% because the economy has truly turned and he was simply taking out insurance or is he still concerned and wanted to have room for another .25%? Did he really want to take .50% but felt it would not be taken positively as a real catalyst for economic growth, but rather a warning that the economy was in deep trouble and the Fed was desperate so he defaulted to .25%? Tune in tomorrow night for the next exciting episode of ALAN, GEORGE, AND THE MYSTERIOUS ECONOMY.

         But the most important message is: recently we introduced another financial service that involves us with the American heartland -- 8,000 community bankers. These institutions have truly placed our finger on the pulse of America and that pulse is strong to say the least. In addition to the predictable home refinancings, we are seeing business demand for plant, equipment and working capital. These organizations invest based on what they see and feel, not because interest rates are 4% or 8%. No orders, no optimism, no investment: graphic proof that the Fed CANNOT stimulate business spending by reducing interest rates. Demand drives the economy and that's exactly what we're starting to see, demand.

         I am serious, I love what I do, I look forward to coming in every day and working hard to assure our investors that we are doing the most we possibly can to protect the safety and liquidity of the cash they have entrusted to us. Thank you for your continued confidence in Reserve and the American economy. We shall overcome ... sooner rather than later.

Bruce Bent
Chairman & CEO

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.2%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             ARIZONA--3.9%
$ 3,100,000  Apache County, IDA for Tucson Electric Power Company,
             1.20%, 12/15/18 (a).....................................  $       3,100,000
  2,000,000  Apache County, IDA for Tucson Electric Power Company,
             1.25%, 12/1/20 (a)......................................          2,000,000
  2,800,000  Phoenix IDR for Del Mar Terrarc, 1.15%, 10/1/29 (a).....          2,800,000
    500,000  Pima County, IDA for Tucson Electric Power, 1.25%,
             10/1/22 (a).............................................            500,000
  3,400,000  Pima County, IDR for Tucson Electric Power, Series 82A,
             1.20%, 12/1/22 (a)......................................          3,400,000
  1,025,000  Yuma County District Revenue, 6.00%, 7/1/03 (b).........          1,028,613
                                                                       -----------------
                                                                              12,828,613
                                                                       -----------------
             CALIFORNIA--6.4%
  1,650,000  California Education Facility for Loyola Marymount,
             1.20%, 10/1/27 (a)......................................          1,650,000
  6,000,000  California State, RAN, 2.50%, 6/20/03 (b)...............          6,002,632
  6,200,000  California Statewide Covenant Retirement Community,
             1.10%, 12/1/25 (a)......................................          6,200,000
  1,800,000  Contra Costa, 1.13%, 10/15/29 (a).......................          1,800,000
    700,000  Grant High School Facility Building Fund, 1.15%, 9/1/25
             (a).....................................................            700,000
    150,000  Irvine Assessment, District 97-16, 1.25%, 9/2/22 (a)....            150,000
    130,000  Irvine Ranch, Series 85, 1.25%, 10/1/10 (a).............            130,000
  2,300,000  MSR Public Power Agency for San Juan Project, Series E,
             1.15%, 7/1/22 (a).......................................          2,300,000
     75,000  Redland USD, School Facility, COP, 1.10%, 9/1/34 (a)....             75,000
  2,100,000  Riverside County USD, School Facility Bridge COP, 1.15%,
             9/1/11 (a)..............................................          2,100,000
                                                                       -----------------
                                                                              21,107,632
                                                                       -----------------
             COLORADO--1.1%
    700,000  Arapahoe County Sratford State Project, 1.20%, 11/1/17
             (a).....................................................            700,000
    700,000  Broomfield, IDA for Buckeye Investments Project, 1.25%,
             12/1/09 (a).............................................            700,000
  1,000,000  Colorado Education, for Denver Art Museum 1.00%, 1/1/33
             (a).....................................................          1,000,000
  1,000,000  Regional Transportation District, COP for Transit
             Vehicles, 1.20%, 12/1/22 (a) ...........................          1,000,000
    100,000  Eagle County, Smith Creek Metropolitan District, 1.20%,
             10/1/35 (a).............................................            100,000
                                                                       -----------------
                                                                               3,500,000
                                                                       -----------------
             CONNECTICUT--2.4%
    250,000  Connecticut State, GO, Series 97B, 1.20%, 5/15/14 (a)...            250,000
  1,200,000  Connecticut State, GO, Series 1A, 1.30%, 2/15/21 (a)....          1,200,000
    150,000  Connecticut, HEFA for Stamford Hospital, Series H,
             1.07%, 7/1/24 (a).......................................            150,000
    800,000  Connecticut, HEFA for Pomfret School Issue, Series A,
             1.20%, 7/1/24 (a).......................................            800,000
    350,000  Connecticut, HEFA for Yale Univerity, Series T-2,
             1.125%, 7/1/29 (a)......................................            350,000
    100,000  Connecticut, HEFA for Yale University, Series 97T,
             1.30%, 7/1/29 (a).......................................            100,000
    500,000  Connecticut, HEFA for Summerwood University Park, Series
             A, 1.11%, 7/1/30 (a) ...................................            500,000
  1,600,000  Connecticut, HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30 (a)..............................................          1,600,000
    925,000  Connecticut, HEFA for United Methodist, 1.15%, 7/1/31
             (a).....................................................            925,000
    250,000  Connecticut, HEFA for Klingberg Family Center, 1.15%,
             7/1/32 (a)..............................................            250,000
    100,000  Connecticut, HEFA for United Methodist, 1.20%, 7/1/33
             (a).....................................................            100,000
    100,000  Connecticut, HEFA for Marvelwood School, Series A,
             1.15%, 7/1/30 (a).......................................            100,000
    200,000  Connecticut Special Tax Transportation Infrastructure,
             Series 1, 1.25%, 9/1/20 (a) ............................            200,000
    700,000  Hartford Redevelopment Agency MFH for Underwood Towers
             Project, 1.15%, 6/1/20 (a) .............................            700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             CONNECTICUT (CONTINUED)
$   245,000  New Canaan Housing Authority for Village at Waveny Care
             Center, 1.20%, 1/1/22 (a) ..............................  $         245,000
    390,000  Shelton County, HFA for Crosby Commons Project, 1.20%,
             1/1/31 (a)..............................................            390,000
                                                                       -----------------
                                                                               7,860,000
                                                                       -----------------
             DELAWARE--0.2%
    675,000  Newark, GO, 2.00%, 9/15/03 (b)..........................            675,862
                                                                       -----------------
             FLORIDA--2.0%
    500,000  Florida Housing Finance Corp. for Reflections, Series 5,
             1.20%, 7/1/31 (a) ......................................            500,000
    450,000  Jacksonville PCR for Florida Power & Light, Series 95,
             1.40%, 5/1/29 (a).......................................            450,000
  1,900,000  Lakeland Energy Systems Revenue, 1.15% 10/1/37 (a)......          1,900,000
  1,465,000  Orange County, IDA for Central Florida YMCA Project,
             Series A, 1.25%, 5/1/27 (a) ............................          1,465,000
  1,500,000  Orlando & Orange County, Expressway Authority Revenue
             Series C-1, 1.15%, 7/1/25 (a) ..........................          1,500,000
    350,000  Palm Beach County, for Norton Gallery School of Art,
             1.20%, 5/1/30 (a).......................................            350,000
    200,000  Palm Beach County, for School Board COP, Series B,
             1.15%, 8/1/27 (a).......................................            200,000
     50,000  Volusia County, HEFA for Southwest Volusia, 1.20%,
             11/15/23 (a)............................................             50,000
    175,000  Volusia County, IDR for Easter Seal Society of Volusia,
             1.30%, 9/1/21 (a).......................................            175,000
                                                                       -----------------
                                                                               6,590,000
                                                                       -----------------
             GEORGIA--0.4%
  1,367,799  Georgia Municipal Association COP, 1.21%, 12/15/20
             (a).....................................................          1,367,799
                                                                       -----------------
             HAWAII--0.3%
  1,000,000  Honolulu City & County, GO, Series 2001C, 1.30%, 12/4/03
             (b).....................................................          1,000,000
                                                                       -----------------
             IOWA--0.3%
  1,000,000  Des Moines HRB for Iowa Methodist Medical Center
             Project, 1.25%, 8/1/15 (a) .............................          1,000,000
                                                                       -----------------
             ILLINOIS--2.6%
  1,000,000  Chicago, WSR, 1.20%, 11/1/30 (a)........................          1,000,000
  3,000,000  Illinois, DFA for Con Edison, Series C, 1.15%, 3/1/09
             (a).....................................................          3,000,000
    700,000  Illinois, DFA for WBEZ Alliance Project, 1.15%, 3/1/29
             (a).....................................................            700,000
    900,000  Illinois, EFA for Museum of National History, 1.15%,
             11/1/25 (a).............................................            900,000
  1,700,000  McCook County for Saint Andrews, 1.25%, 12/1/21 (a).....          1,700,000
  1,335,000  Streamwood, Olde Church Centre Project, 1.30%, 12/1/14
             (a).....................................................          1,335,000
                                                                       -----------------
                                                                               8,635,000
                                                                       -----------------
             INDIANA--0.7%
    440,000  Indiana, HFAR for County Mental Health & Rehab, 1.20%,
             11/1/20 (a).............................................            440,000
  1,500,000  Logansport, EDA for Modine Mfg. Project, 1.40%, 1/1/08
             (a).....................................................          1,500,000
    500,000  Marshall County, EDA for Culver Foundation Project,
             1.20%, 1/1/35 (a).......................................            500,000
                                                                       -----------------
                                                                               2,440,000
                                                                       -----------------
             KENTUCKY--4.0%
  2,000,000  Ashland PCR for Ashland Oil Inc. Project, 1.10%, 4/1/09
             (a).....................................................          2,000,000
    565,000  Covington, IDR for Baptist Convalescent, 1.25%, 4/1/19
             (a).....................................................            565,000
  2,000,000  Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 1.20%, 4/1/04 (a) .......          2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             KENTUCKY (CONTINUED)
$ 5,000,000  Lexington Fayette EDU Building, 1.21%, 9/1/22 (a).......  $       5,000,000
  3,500,000  Willamsburg Education Building for Cumberland Project,
             1.19%, 9/1/32 (a).......................................          3,500,000
                                                                       -----------------
                                                                              13,065,000
                                                                       -----------------
             LOUISIANA--2.4%
     90,000  Ascension Parish, IDR for Borden Inc. Project, 1.27%,
             12/1/09 (a).............................................             90,000
    490,000  Baton Rouge, Rhone-Poulenc Inc. Project, 1.35%, 12/1/11
             (a).....................................................            490,000
  1,789,000  Calcasieu Parish IDR for Citgo, 1.25%, 8/1/04 (a).......          1,789,000
    990,000  Lake Charles District Revenue for Conoco Project, Series
             A, 1.20%, 9/1/29 (a)....................................            990,000
     10,000  Louisiana, PFA for Kenner Hotel Limited, 1.30%, 12/1/15
             (a).....................................................             10,000
  4,439,000  Louisiana State University for Agriculture & Mechanical
             College, 1.25%, 7/1/30 (a) .............................          4,439,000
                                                                       -----------------
                                                                               7,808,000
                                                                       -----------------
             MASSACHUSETTS--8.4%
  4,200,000  Andover, GO, 2.50%, 8/01/03 (b).........................          4,206,798
    100,000  Massachusetts, HEFA for Wellesley College, Series E,
             1.15%, 7/1/22 (a).......................................            100,000
    100,000  Massachusetts, DFA IDR for Ocean Spray Cranberries,
             1.16%, 10/15/11 (a).....................................            100,000
    155,000  Massachusetts, DFA for Smith College, 1.15%, 7/1/24
             (a).....................................................            155,000
  1,685,000  Massachusetts, DFA for Notre Dame Health Care, 1.19%,
             10/1/29 (a).............................................          1,685,000
    400,000  Massachusetts, Financial Agency for Clark University,
             1.15%, 10/1/30 (a)......................................            400,000
    200,000  Massachusetts, HEFA for Falmouth Assisted Living, Series
             A, 1.15%, 11/1/26 (a) ..................................            200,000
    225,000  Massachusetts, HEFA for Partners Health System, Series
             P-1, 1.15%, 7/1/27 (a) .................................            225,000
  3,500,000  Massachusetts, HEFA for University of Massachusetts,
             Series A, 1.10%, 11/1/30 (a) ...........................          3,500,000
    100,000  Massachusetts, HEFA for Harvard University, Series Y,
             1.00%, 7/1/35 (a).......................................            100,000
    200,000  Massachusetts, HEFA for Multifamily Housing, 1.10%,
             1/15/10 (a).............................................            200,000
    200,000  Massachusetts, IFA for Lowell Mills Association, 1.25%,
             12/1/20 (a).............................................            200,000
    150,000  Massachusetts, WRA, Series C, 1.10%, 8/1/20 (a).........            150,000
    600,000  Massachusetts, WRA, Series C, 1.25%, 8/1/20 (a).........            600,000
  2,900,000  Massachusetts, WRA, Series D, 1.15%, 11/1/26 (a)........          2,900,000
  4,850,000  Massachusetts, WRA, Series B and 97A, 1.10% 4/1/28
             (a).....................................................          4,850,000
    950,000  Massachusetts, WRA, Series 99 B, 1.10%, 8/1/28 (a)......            950,000
  2,800,000  Massachusetts, WRA, Series B and C, 1.15%, 8/1/37 (a)...          2,800,000
  4,300,000  Winchester, BAN, 2.35%, 7/2/03 (b)......................          4,302,679
                                                                       -----------------
                                                                              27,624,477
                                                                       -----------------
             MARYLAND--4.1%
  1,000,000  Baltimore Housing, Spring Hill, 1.20%, 9/20/28 (a)......          1,000,000
  1,000,000  Baltimore Mayor City Council, 1.20%, 8/1/16 (a).........          1,000,000
  4,000,000  Howard County Vantage House Facility, Series A, 1.20%
             6/1/32 (a)..............................................          4,000,000
  1,300,000  Maryland HEFA Pooled Loan Program, Series 1985, 1.15%,
             4/1/35 (a)..............................................          1,300,000
  1,375,000  Maryland HEFA Pooled Loan Program, Series A, 1.22%,
             4/1/35 (a)..............................................          1,375,000
  1,900,000  Maryland HEFA Pooled Loan Program, Series D, 1.20%,
             1/1/29 (a)..............................................          1,900,000
  1,000,000  Maryland State Health & Higher Education Carnegie Issue,
             1.25%, 10/1/37 (a) .....................................          1,000,000
  2,000,000  Maryland State Health & Higher Education Trinity Issue,
             1.20%, 11/1/26 (a) .....................................          2,000,000
                                                                       -----------------
                                                                              13,575,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             MICHIGAN--5.5%
$   400,000  Bruce Township HDA for Catholic Initiatives, 1.10%,
             5/1/18 (a)..............................................  $         400,000
    378,000  Detroit Economic Water Front, Series A, 1.20%, 5/1/09
             (a).....................................................            378,000
     50,000  Detroit Sewage District Revenue, Series A, 1.15% 7/1/23
             (a).....................................................             50,000
    300,000  Detroit Sewage District Revenue, Series C1, 1.15%,
             7/1/27 (a)..............................................            300,000
  1,300,000  Detroit Water Supply System, Series 93, 1.20%, 7/1/13
             (a).....................................................          1,300,000
    200,000  Flint Hospital Hurley Medical Center, Series B, 1.20%,
             7/1/15 (a)..............................................            200,000
    280,000  Gaylord Hospital, Otsego Memorial Hospital, 1.21%,
             12/1/26 (a).............................................            280,000
  1,370,000  Grand Rapids Water Supply System, 1.10%, 1/1/20 (a).....          1,370,000
  3,100,000  Green Lake EDA for Interlocken Center Arts, 1.20%,
             6/1/27 (a)..............................................          3,100,000
  1,000,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             1.50%, 12/1/14 (a)......................................          1,000,000
    155,000  Michigan GO, Series 97A & B, 1.20%, 4/1/19 (a)..........            155,000
    600,000  Michigan, Grant Anticipation Notes, Series C, 1.10%,
             9/15/08 (a).............................................            600,000
    300,000  Michigan HDA for Pine Ridge Ltd., 1.20%, 10/1/07 (a)....            300,000
    100,000  Michigan HDA for United Jewish Foundation, 1.25%, 6/1/25
             (a).....................................................            100,000
    850,000  Michigan HDA Rental, Series B, 1.22%, 4/1/19 (a)........            850,000
    160,000  Michigan HDA, Series 2000 A, 1.25%, 12/1/16 (a).........            160,000
  1,250,000  Michigan Job Development Authority for Wyandotte Court,
             1.20%, 12/1/09 (a) .....................................          1,250,000
    300,000  Michigan Strategic Fund for Clark Retirement Community,
             1.10%, 6/1/31 (a).......................................            300,000
    450,000  Michigan Strategic Fund for Allen Group Inc. Project,
             1.10%, 11/1/25 (a) .....................................            450,000
    240,000  Oakland University, 1.25%, 3/1/31 (a)...................            240,000
  5,200,000  St Joseph Hospital Finance Authority for Lakeland
             Hospital, Series 2, 1.15%, 1/1/32 (a) ..................          5,200,000
                                                                       -----------------
                                                                              17,983,000
                                                                       -----------------
             MINNESOTA--3.9%
     83,000  Beltrami County for Northwood Panelboard, 1.30%, 12/1/21
             (a).....................................................             83,000
    293,000  Brooklyn for Brookdale Corp., Project II, 1.35%, 12/1/14
             (a).....................................................            293,000
    200,000  Cohasset for Minnesota Power & Light Co., Project B,
             1.30%, 6/1/13 (a).......................................            200,000
    493,000  Cohasset for Minnesota Power & Light Co., Project A,
             1.30%, 6/1/20 (a).......................................            493,000
  3,268,000  Duluth Tax Revenue for Lake Superior Paper, 1.15%,
             9/1/10 (a)..............................................          3,268,000
  2,453,000  Hennepin County GO, Series C 1.05%, 12/1/10 (a).........          2,453,000
    253,000  Hennepin County GO, Series B 1.05%, 12/1/20 (a).........            253,000
  1,475,000  Minneapolis Seven Corners, 1.15%, 11/1/31 (a)...........          1,475,000
  1,388,000  New Brighton Industrial Development for Unicare Homes,
             1.28%, 12/1/14 (a)......................................          1,388,000
    205,000  Roseville Commercial Development for Berger Transfer &
             Storage, 1.15%, 12/1/15 (a) ............................            205,000
  2,683,000  Regents University, Series A, 1.25%, 7/1/08 (a).........          2,683,000
                                                                       -----------------
                                                                              12,794,000
                                                                       -----------------
             MISSOURI--0.1%
    285,000  Platte County, IDR for Platte Care Facility, 1.55%,
             10/1/10 (a).............................................            285,000
                                                                       -----------------
             NEBRASKA--0.1%
    390,000  Buffalo County, Series 85, 1.35%, 2/1/15 (a)............            390,000
                                                                       -----------------
             NEW HAMPSHIRE--1.1%
  3,555,000  New Hampshire HEFA for Exeter Hospital, Series B, 1.25%,
             10/1/23 (a).............................................          3,555,000
                                                                       -----------------
             NEW JERSEY--2.4%
  1,150,000  Atlantic City Pooled Government Loan Program, 1.15%,
             7/1/26 (a)..............................................          1,150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             NEW JERSEY (CONTINUED)
$ 2,352,000  New Jersey EDA for RJB Associates, 1.20%, 8/1/08 (a) ...  $       2,352,000
    300,000  New Jersey EDA for Church & Dwight, 1.15%, 12/1/08
             (a).....................................................            300,000
    380,000  New Jersey EDA for US Golf Association Project, 1.20%,
             5/1/23 (a)..............................................            380,000
    300,000  New Jersey EDA for Geriatrics Services Housing
             Corporation, 1.20, 11/1/31 (a) .........................            300,000
    400,000  New Jersey HCF for Saint Barnabas, Series 2001A, 1.20%,
             7/1/31 (a)..............................................            400,000
  2,880,000  New Jersey Sports Expo Authority, Series C, 1.10%,
             9/1/24 (a)..............................................          2,880,000
                                                                       -----------------
                                                                               7,762,000
                                                                       -----------------
             NEW MEXICO--0.4%
  1,380,000  Gallup Mckinley County School District #001, GO, 3.50%,
             8/1/03 (b)..............................................          1,384,531
                                                                       -----------------
             NEW YORK--14.9%
  2,200,000  Clarkstown CSD, BAN, 2.25%, 8/1/03 (b)..................          2,202,669
  5,000,000  Ithaca City, BAN, 2.25%, 8/8/03 (b).....................          5,006,323
    600,000  Long Island Power Authority, Series 3B, 1.30%, 5/1/33
             (a).....................................................            600,000
  3,000,000  Middle Country CSD Centereach, TAN, 2.50%, 6/26/03
             (b).....................................................          3,001,747
    215,000  New York City GO, Series H6, 1.10%, 8/1/13 (a)..........            215,000
  1,600,000  New York City GO, Series A8, 1.10%, 11/1/23 (a).........          1,600,000
  8,600,000  New York City GO, Series C4, 1.10%, 8/1/20 (a)..........          8,600,000
    100,000  New York City GO, Series A4, 1.35%, 8/1/21 (a) .........            100,000
  3,200,000  New York City GO, Series H2, 1.10%, 8/1/10 (a)..........          3,200,000
  2,850,000  New York City GO, Series C, 1.125%, 3/15/26 (a).........          2,850,000
  3,255,000  New York State HFA for 10 Liberty Street, 1.10%, 11/1/35
             (a).....................................................          3,255,000
  4,440,000  New York State Dorm Authority State Personal Income Tax,
             1.00%, 12/15/03 (b) ....................................          4,463,546
    800,000  New York State Local Government Assist, 1.13%, 4/1/25
             (a).....................................................            800,000
  3,900,000  New York State Local Government Authority, Series D,
             1.15%, 4/1/25 (a).......................................          3,900,000
  6,000,000  South Hampton UFSD, TAN, 2.00%, 6/26/03 (b).............          6,001,831
  2,500,000  Triborough Bridge & Tunnel Authority, Series C, 1.10%,
             1/1/33 (a)..............................................          2,500,000
    400,000  Yonkers IDR Consumers Union, 1.15%, 7/1/24 (a)..........            400,000
                                                                       -----------------
                                                                              48,696,116
                                                                       -----------------
             NORTH CAROLINA--1.6%
  1,000,000  Lenoir County PCR for Texas Gulf, 1.325%, 12/1/03 (a)...          1,000,000
  1,200,000  North Carolina Medical Care Community for Stanley Total
             Living Center, 1.25%, 4/1/18 (a) .......................          1,200,000
  1,000,000  North Carolina EFA for Cardinal Gibbons, 1.20%, 8/1/14
             (a).....................................................          1,000,000
  1,890,000  North Carolina EFA for Lenoir Rhyne College, 1.20%,
             5/1/23 (a)..............................................          1,890,000
                                                                       -----------------
                                                                               5,090,000
                                                                       -----------------
             OHIO--6.9%
    200,000  Butler County Healthcare Facility for Lifesphere
             Project, 1.20%, 5/1/27 (a) .............................            200,000
    550,000  Centerville Health Bethany Lutheran, 1.23%, 5/1/08
             (a).....................................................            550,000
    120,000  Centerville Health Bethany Lutheran, 1.26%, 5/1/08
             (a).....................................................            120,000
    850,000  Cleveland Airport Systems, Series C, 1.20%, 1/1/31
             (a).....................................................            850,000
     79,000  Cleveland Income Tax Revenue, 1.16%, 5/15/24 (a)........             79,000
    100,000  Clinton County Airport for Wilmington Air Park, Inc,
             1.20%, 6/1/11 (a).......................................            100,000
  3,000,000  Cuyahoga County EDA for Cleveland Health Education
             Museum, 1.20%, 3/1/32 (a) ..............................          3,000,000
     60,000  Cuyahoga County EDA for the Cleveland Orchestra, 1.35%,
             4/1/28 (a)..............................................             60,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             OHIO (CONTINUED)
$   100,000  Cuyahoga County HRB for University Hospital Cleveland,
             1.25%, 1/15/29 (a)......................................  $         100,000
  3,750,000  Cuyahoga County IDA for Cleveland Botanical, 1.23%,
             7/1/31 (a)..............................................          3,750,000
    200,000  Cuyahoga County IDA for Allen Group Project, 1.10%,
             12/1/15 (a).............................................            200,000
  3,200,000  Evandale County IDR for SHV Real Estate, Inc., 1.40%,
             9/1/15 (a)..............................................          3,200,000
    100,000  Franklin County MFH for US Health Corp., Series B,
             1.20%, 12/1/20 (a)......................................            100,000
    940,000  Franklin County Community Housing Network, 1.21%,
             12/1/20 (a).............................................            940,000
  2,000,000  Hamilton County HCF, 1.15%, 1/1/22 (a)..................          2,000,000
     50,000  Hamilton County HRB for Health Alliance, Series E, 1.16%
             1/1/18 (a)..............................................             50,000
  1,045,000  Indian Hill EDC for Cincinnati County Day School, 1.23%,
             5/1/19 (a)..............................................          1,045,000
     50,000  Kent State University, University Receipts, 1.25%,
             5/1/31 (a)..............................................             50,000
    235,000  Lorain County Independent Living for Elyria United
             Methodist, 1.22%, 6/1/22 (a) ...........................            235,000
    375,000  Lucas County for Toledo Project, 1.20%, 10/1/05 (a).....            375,000
     70,000  Lucas County for Toledo Project, 1.25%, 10/1/05 (a).....             70,000
  1,500,000  Middleburgh for Southwest General Hospital, 1.26,
             8/15/22 (a).............................................          1,500,000
  1,270,000  Ottawa County Hospital Facilities Luther Home of Mercy
             Project, 1.26%, 10/1/17 (a) ............................          1,270,000
    100,000  Ohio Air Quality DAR for Edison Project, Series A,
             1.20%, 2/1/14 (a).......................................            100,000
     15,000  Ohio Air Quality DAR for Timken Project, 1.15%, 11/1/25
             (a).....................................................             15,000
    325,000  Ohio Air Quality DAR for Cincinnati Gas PCR, Series B,
             1.30%, 9/1/30 (a) ......................................            325,000
  1,000,000  Ohio WDA for Cleveland Electric, Series B, 1.15%, 8/1/20
             (a).....................................................          1,000,000
  1,185,000  Stark County Port Authority Healthcare for Canton
             School, 1.26%, 2/1/27 (a) ..............................          1,185,000
                                                                       -----------------
                                                                              22,469,000
                                                                       -----------------
             OKLAHOMA--0.2%
    500,000  Oklahoma City Christian College Revenue, 1.75%, 7/1/15
             (a).....................................................            500,000
                                                                       -----------------
             OREGON--0.2%
    500,000  Portland MFHR for South Park Block Project A, 1.20%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------
             PENNSYLVANIA--7.0%
    380,000  Allegheny HDA for Presbyterian University Hospital,
             Series B3, 1.25%, 3/1/18 (a)............................            380,000
     35,000  Berks County IDA for Visiting Nurse Assoc., Series A,
             1.45%, 12/1/15 (a)......................................             35,000
    500,000  Blair County IDR for Village of Penn State, Series C,
             1.16%, 1/1/11 (a).......................................            500,000
  5,000,000  Bucks County IDA Various Law School Administration
             Council, 1.25%, 5/1/33 (a) .............................          5,000,000
    900,000  Bucks County IDA, 1.30%, 7/1/15 (a).....................            900,000
    314,000  Chartiers Valley IDA for 1133 Penn Ave Associates,
             Project A, 1.25%, 8/1/07 (a) ...........................            314,000
    150,000  Chester County IDA for Archdiocese of
             Philadelphia,1.35%, 7/1/31 (a)..........................            150,000
    100,000  Cumberland County, Series 2000, 1.27%, 5/1/20 (a).......            100,000
  1,000,000  Delaware County IDR for Sun, Inc., 1.20%, 11/1/33 (a)...          1,000,000
    600,000  Delaware Valley Finance Authority, Series A, 1.20%,
             12/1/17 (a).............................................            600,000
    700,000  Delaware Valley Finance Authority, Series D, 1.20%,
             12/1/20 (a).............................................            700,000
    450,000  Geisinger Authority Health System, 1.30%, 8/1/28 (a)....            450,000
    200,000  Geisinger Authority Health System, 1.30%, 11/15/32
             (a).....................................................            200,000
    730,000  Lancaster County HRB for Bretheren Village, 1.25%,
             6/15/20 (a).............................................            730,000
  1,050,000  Lebanon County Health Facilities for ECC Retirement
             Village, 1.25%, 10/15/25 (a) ...........................          1,050,000
    200,000  Lehigh County IDA, 1.30%, 12/1/15 (a)...................            200,000
  1,800,000  Montgomery County Higher Education William Penn Charter,
             1.24%, 9/15/31 (a) .....................................          1,800,000
    500,000  Philadelphia IDR for Fox Chase Cancer Center Project,
             1.30%, 7/1/25 (a).......................................            500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             PENNSYLVANIA (CONTINUED)
$   600,000  Philadelphia IDR for Interim House West Project, 1.30%,
             9/1/26 (a)..............................................  $         600,000
  1,545,000  Philadelphia Redevelopment Authority Multifamily Courts
             Project, 1.25%, 6/1/25 (a) .............................          1,545,000
  1,000,000  Philadelphia Water & Wastewater Revenue, 1.20%, 6/15/23
             (a).....................................................          1,000,000
    375,000  Philadelphia Water & Wastewater Revenue, 1.25%, 6/15/23
             (a).....................................................            375,000
     60,000  Quakertown General Authority Pooled Financing Program,
             Series A, 1.15%, 6/1/28 (a) ............................             60,000
    900,000  Quakertown Hospital Authority, for HPS Group, 1.15%,
             7/1/05 (a)..............................................            900,000
    770,000  Scranton-Lackawanna Counties for University of Scranton
             Project, 1.15%, 5/1/18 (a)..............................            770,000
    500,000  University of Pittsburgh Higher Education, Series B,
             1.25%, 9/15/29 (a)......................................            500,000
  2,585,000  Wilkens Area IDA for Fairview Extended Services Care,
             1.15%, 1/1/21 (a).......................................          2,585,000
                                                                       -----------------
                                                                              22,944,000
                                                                       -----------------
             PUERTO RICO--0.8%
  1,382,000  Puerto Rico GO, 1.05%, 12/1/15 (b)......................          1,382,000
    480,000  Puerto Rico Highway & Transit Authority, Series A,
             1.10%, 7/1/28 (a) ......................................            480,000
    700,000  Puerto Rico TRAN, 1.05%, 7/30/03 (b)....................            701,589
                                                                       -----------------
                                                                               2,563,589
                                                                       -----------------
             RHODE ISLAND--0.3%
  1,000,000  Convention Center, Series A, 1.10%, 5/15/27 (a).........          1,000,000
                                                                       -----------------
             SOUTH CAROLINA--1.3%
  1,000,000  Piedmont Muni Power Agency for South Carolina Electric,
             Series D, 1.13%, 1/1/25 (a) ............................          1,000,000
  3,125,000  South Carolina Jobs EDA for Wuref Development Project,
             Series A, 1.20%, 7/1/33 (a) ............................          3,125,000
                                                                       -----------------
                                                                               4,125,000
                                                                       -----------------
             TENNESSEE--2.4%
    695,000  Chattanooga IDA for Baylor School Project, 1.20%,
             11/1/16 (a).............................................            695,000
  3,300,000  Hamilton County Trade Center Hotel, 1.30%, 9/1/16 (a)...          3,300,000
  1,870,000  Metropolitan Government Nashville & Davidson County IDA
             for YMCA Project, 1.20%, 12/1/18 (a) ...................          1,870,000
  2,010,000  Montgomery County Public Building Pooled Financing
             Authority, 1.20%, 11/1/27 (a) ..........................          2,010,000
                                                                       -----------------
                                                                               7,875,000
                                                                       -----------------
             TEXAS--7.8%
  1,210,000  McKinney, GO, 3.50%, 8/15/03 (b)........................          1,214,744
 10,342,000  Texas Association of School Boards COP, Series A, 2.50%,
             8/29/03 (b).............................................         10,367,117
 14,000,000  Texas TRAN, Series A, 2.75%, 8/29/03 (b)................         14,045,263
     55,000  Texas Water Development Board, 1.35%, 7/15/22 (a).......             55,000
                                                                       -----------------
                                                                              25,682,124
                                                                       -----------------
             UTAH--0.6%
  2,000,000  Utah Transit Authority Sales Tax Revenue, Series B,
             1.15%, 9/1/32 (a).......................................          2,000,000
                                                                       -----------------
             VIRGINIA--2.2%
    100,000  Albemarle County IDA for University Health Services,
             Univ. of Virgina, 1.20%, 10/1/22 (a) ...................            100,000
  1,135,000  Alexandria County IDA for Pooled Loan Project, Series A,
             1.20%, 7/1/26 (a) ......................................          1,135,000
     25,000  Alexandria Redveloment & Housing Authority for Goodwill
             House, 1.25%, 10/1/06 (a) ..............................             25,000
    300,000  Arlington County for Ballston Public Parking, 1.20%,
             8/1/17 (a)..............................................            300,000
    700,000  Chesapeake County IDA for General Hospital, Series B,
             1.20%, 7/1/31 (a).......................................            700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             VIRGINIA (CONTINUED)
$   130,000  Chesapeake County IDA for LTD Associates LLC., 1.25%,
             3/1/11 (a)..............................................  $         130,000
    125,000  Clarke County IDA for Winchester Medical Center, 1.35%,
             1/1/30 (a)..............................................            125,000
    475,000  Hampton County MFH for Shoreline Apartments, 1.20%,
             12/1/19 (a).............................................            475,000
    125,000  Hampton MHR for Avalon, 1.10%, 6/15/26 (a)..............            125,000
  1,205,000  Loudoun County IDA for Falcons Landings, 1.20%, 11/1/28
             (a).....................................................          1,205,000
    700,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc.,
             1.20%, 12/1/25 (a)......................................            700,000
    700,000  Norfolk IDA for Hospital Facilities-Children Project,
             1.20%, 6/1/20 (a).......................................            700,000
    100,000  Peninsula Port Authority for Dominion Terminal, 1.27%,
             7/1/16 (a)..............................................            100,000
    105,000  Peninsula Port Authority for Dominion Terminal, 1.35%,
             7/1/16 (a)..............................................            105,000
    270,000  Richmond County IDA for Ninth & Cary Association, 1.25%,
             9/1/10 (a)..............................................            270,000
    155,000  Roanoke County IDA for Friendship Manor, 1.20%, 8/1/13
             (a).....................................................            155,000
    350,000  University of Virginia, Series A, 1.20%, 6/1/34 (a).....            350,000
    600,000  Virginia College Building Authority for University of
             Richmond, 1.20%, 11/1/22 (a)............................            600,000
                                                                       -----------------
                                                                               7,300,000
                                                                       -----------------
             VERMONT--0.3%
  1,000,000  Vermont Educational & Health Building Authority for VHA
             of New England, 1.20%, 12/1/25 (a)......................          1,000,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $324,975,743)...............      99.2%       324,975,743
                 OTHER ASSETS, LESS LIABILITIES......................       0.8          2,599,710
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     327,575,453
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 280,393,651 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 29,185,233 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 17,795,761 SHARES CLASS 25....................................              $1.00
                                                                                 =================
                 100,391 SHARES CLASS 15.......................................              $1.00
                                                                                 =================
                 100,417 SHARES CLASS 8........................................              $1.00
                                                                                 =================

-----------------

(a) Variable rate securities. The interest rates as reported on May 31, 2003, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

         SECURITY TYPE ABBREVIATIONS
BAN         -- Bond Anticipation Notes
COP         -- Certificate of Participation
CSD         -- Central School District
               Development Authority Revenue
DAR         -- Bonds
DFA         -- Development Finance Agency
               Evangelical Congregation
ECC         -- Church
               Economic Development Authority
EDA         -- Revenue Bonds
               Economic Development
EDC         -- Corporation
EFA         -- Education Facilities Authority
GO          -- General Obligation Bonds
               Health Care Facilities Revenue
HCF         -- Bonds
HDA         -- Hospital Development Authority
               Health & Education Facilities
HEFA        -- Authority
HFA         -- Housing Finance Authority
               Housing Finance Authority
HFAR        -- Revenue Bonds
HRB         -- Hospital Revenue Bonds
               Industrial Development
IDA         -- Authority Revenue Bonds
               Industrial Development Agency
IDR         -- Revenue Bonds
IFA         -- Industrial Finance Authority
               Multi-family Housing Revenue
MFH         -- Bonds
               Multi-family Facilities
MFHR        -- Housing Revenue Bonds
               Multi-family Housing Revenue
MHR         -- Bonds
MSR         -- Modesto Irrigation
               Pollution Control Revenue
PCR         -- Bonds
PFA         -- Public Finance Authority
RAN         -- Revenue Anticipation Notes
TAN         -- Tax Anticipation Notes
               Tax and Revenue Anticipation
TRAN        -- Notes
UFSD        -- Union Free School District
USD         -- Union School District
VHA         -- Veterans Hospital of America
WDA         -- Water Development Authority
WRA         -- Water Resource Authority
               Water & Sewer System Revenue
WSR         -- Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2003

INTEREST INCOME (Note 1)..........................  $4,590,252
                                                    ---------

EXPENSES (Note 2)
  Comprehensive management fees:
        Class R...................................  2,452,728
        Class Treasurer's Trust...................    139,348
        Class 25..................................     39,671
        Class 15..................................         57
        Class 8...................................         31
  Distribution (12b-1) fees:
        Class R...................................    613,169
  Trustee fees....................................      4,902
                                                    ---------
    Total expenses before waiver..................  3,249,906
    Less: expenses waived (Note 2)................    (12,446)
                                                    ---------
    Net Expenses..................................  3,237,460
                                                    ---------

  NET INVESTMENT INCOME, Representing Net Increase
    in Net Assets from Investment Operations......  $1,352,792
                                                    =========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED MAY 31,
                                          --------------------------------
                                               2003             2002
                                          ---------------  ---------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     1,352,792  $     4,070,972
                                          ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1)
  Net Investment Income
        Class R.........................       (1,016,021)      (3,155,274)
        Class Treasurer's Trust.........         (165,915)        (536,801)
        Class 25........................         (170,048)        (378,897)
        Class 15........................             (391)              --
        Class 8.........................             (417)              --
                                          ---------------  ---------------
  Total dividends to shareholder........       (1,352,792)      (4,070,972)
                                          ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share)
  (Note 6):
  Proceeds from sale of shares..........    1,226,716,977    1,441,153,032
  Dividends reinvested..................        1,352,792        4,070,972
  Cost of shares redeemed...............   (1,233,011,798)  (1,540,012,774)
                                          ---------------  ---------------
                                               (4,942,029)     (94,788,770)
                                          ---------------  ---------------
  Net decrease in net assets............       (4,942,029)     (94,788,770)

NET ASSETS:
  Beginning of year.....................      332,517,482      427,306,252
                                          ---------------  ---------------
  End of year...........................  $   327,575,453  $   332,517,482
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as an open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of May 31, 2003, the Trust's authorized shares of beneficial interest are unlimited and divided into eleven (11) series (funds): Interstate, Interstate II, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. These financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund"). The Interstate Tax-Exempt Fund currently offers eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee. The comprehensive management fee, which is accrued daily, includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Fund's Distribution Plan, (the "Plan") and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at annual rates based on the average daily net assets of each class of the Fund, according to the following schedule:

                                                                            CLASS
      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
          0.08%.      0.15%        0.25%        0.35%        0.45%             0.60%         0.55%        0.80%

     During the year ended May 31, 2003, RMCI voluntarily reduced it's fees for Class R of the Fund by $12,446. Certain Officers/Trustees of the Trust are also officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees, for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the plan. The rate of distribution expenses is 0.20% per year of the Classes' average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------
     The Fund invests substantially all of its assets in a portfolio of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order, to reduce the credit risk associated with such factors, 80.79% of the Funds investments were backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of the Fund's net assets:

   Letter of Credit
   ------------------------------
   ABN/AMRO                         2.38%  Kredietbank NV                   1.17%
   Allied Irish Bank                2.75%  La Salle National Bank           3.87%
   Bank of America                  4.62%  Landesbank Baden-Westdeutsche    0.03%
   Bank of Nova Scotia              1.62%  Landesbank Hessen-Thurgen        1.05%
   Bank of Scotland                 0.37%  Lloyds                           0.09%
   Bank One                         1.37%  Mellon Bank                      1.01%
   Banque Paribas                   2.93%  National City Bank               0.95%
   Barclays                         0.40%  Northern Trust Co.               2.55%
   Bay Landesbank Girozentrale      1.37%  PNC Bank                         2.01%
   Citibank                         0.12%  Rabobank                         0.06%
   Credit Suisse                    0.04%  Smith College                    0.05%
   Dexia                            1.94%  Societe Generale                 1.24%
   Fifth Third Bank                 4.16%  Sun Trust Bank                   2.34%
   Fleet Bank                       3.34%  Toronto Dominion                 3.17%
   Florida Power & Light            0.14%  University of Minnesota          0.82%
   FNB Chicago                      0.82%  University of Pittsburgh         0.15%
   FNMA                             0.82%  University of Virginia           0.11%
   FRMC                             1.15%  US Bank                          0.18%
   Harris Trust and Savings Bank    0.56%  Wachovia Bank & Trust Company    5.38%
   Harvard University               0.03%  Wellesley College                0.03%
   JP Morgan / Chase                0.58%  Wells Fargo                      1.82%
                                           Westdeutsche Landesbank
   Keybank                          1.51%  Girozentrale                     1.48%
                                           Yale                             0.14%

*  Bond Insurance
   ------------------------------
   AMBAC                            4.97%  FSA                              4.26%
   FGIC                             4.72%  MBIA                             4.12%

---------------

  *  Some securities are backed by both a line of credit and bond insurance.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2003 the Fund's net assets consisted of $327,575 par value and $327,247,878 additional paid-in-capital.

(6)  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

     For the year ended May 31, 2003 and the year ended May 31, 2002, the capital share transactions of each class were as follows:

                                                       YEAR ENDED MAY 31, 2003
                                 --------------------------------------------------------------------
                                                 TREASURER'S
                                    CLASS R         TRUST       CLASS 25     CLASS 15*     CLASS 8*
                                 --------------  ------------  -----------  ------------  -----------
      Sold.....................   1,038,610,699   163,168,631   24,737,647      100,000      100,000
      Reinvested...............       1,016,021       165,915      170,048          391          417
      Redeemed.................  (1,054,942,905) (154,604,431) (23,464,462)          --           --
                                 --------------  ------------  -----------   ----------    ---------
      Net Increase
        (Decrease).............     (15,316,185)    8,730,115    1,443,233      100,391      100,417
                                 ==============  ============  ===========   ==========    =========

                                                    YEAR ENDED MAY 31, 2002
                                           -----------------------------------------
                                                           TREASURER'S
                                              CLASS R         TRUST       CLASS 25
                                           --------------  ------------  -----------
      Sold...............................   1,176,004,972   202,427,176   62,720,884
      Reinvested.........................       3,155,274       536,801      378,897
      Redeemed...........................  (1,179,694,309) (267,860,501) (92,457,964)
                                           --------------  ------------  -----------
      Net Decrease.......................        (534,063)  (64,896,524) (29,358,183)
                                           ==============  ============  ===========

---------------

  *  From January 13, 2003 (Commencement of Class) to May 31, 2003.

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of benefical interest outstanding for each of the periods indicated.

                                                     CLASS R
                                 ------------------------------------------------
                                             FOR YEARS ENDED MAY 31,
                                 ------------------------------------------------
                                   2003      2002      2001      2000      1999
                                 --------  --------  --------  --------  --------
      Net asset value at
        beginning of year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 --------  --------  --------  --------  --------
      Net investment income
        from investment
        operations.............    0.0034    0.0108    0.0289    0.0267    0.0242
      Less dividends from net
        investment income......   (0.0034)  (0.0108)  (0.0289)  (0.0267)  (0.0242)
                                 --------  --------  --------  --------  --------
      Net asset value at end of
        year...................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                 ========  ========  ========  ========  ========
      Total Return.............      0.34%     1.09%     2.95%     2.67%     2.42%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  280.4  $  295.7  $  296.2  $  271.9  $  292.6
      Ratio of expenses to
        average net assets.....      1.00%(d)     1.01%     1.01%     1.00%     1.00%
      Ratio of net investment
        income to average net
        assets.................      0.32%(d)     1.08%     2.89%     2.60%     2.38%

--------------------------------------------------------------------------------

                                         TREASURER'S TRUST                        CLASS 25
                                 ----------------------------------  ----------------------------------
                                    YEAR        YEAR       PERIOD       YEAR        YEAR       PERIOD
                                   ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                  MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,     MAY 31,
                                    2003        2002      2001(B)       2003        2002      2001(B)
                                 ----------  ----------  ----------  ----------  ----------  ----------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  --------    --------    --------    --------    --------    --------
      Net investment income
        from investment
        operations.............     0.0074      0.0149      0.0002      0.0109      0.0184      0.0002
      Less dividends from net
        investment income......    (0.0074)    (0.0149)    (0.0002)    (0.0109)    (0.0184)    (0.0002)
                                  --------    --------    --------    --------    --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                  ========    ========    ========    ========    ========    ========
      Total Return.............       0.74%       1.50%       0.02%       1.09%       1.86%       0.02%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............   $   29.2    $   20.5    $   85.4    $   17.8    $   16.3    $   45.7
      Ratio of expenses to
        average net assets.....       0.60%       0.61%       0.60%(a)      0.25%      0.26%      0.25%(a)
      Ratio of net investment
        income to average net
        asset..................       0.71%       1.59%       2.56%(a)      1.07%      1.96%      2.91%(a)

                                                 CLASS 15     CLASS 8
                                                -----------  ----------
                                                  PERIOD       PERIOD
                                                   ENDED       ENDED
                                                  MAY 31,     MAY 31,
                                                  2003(C)     2003(C)
                                                -----------  ----------
      Net asset value at beginning of
        period................................   $ 1.0000     $ 1.0000
                                                 --------     --------
      Net investment income from investment
        operations............................     0.0039       0.0042
      Less dividends from net investment
        income................................    (0.0039)     (0.0042)
                                                 --------     --------
      Net asset value at end of period........   $ 1.0000     $ 1.0000
                                                 ========     ========
      Total Return............................       0.39%        0.42%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (millions).....   $    0.1     $    0.1
      Ratio of expenses to average net
        assets................................       0.15%(a)      0.08%(a)
      Ratio of net investment income to
        average net asset.....................       1.03%(a)      1.10%(a)

---------------

(a)  Annualized.
(b)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(c)  From January 13, 2003 (Commencement of Class) to May 31, 2003.
(d) Due to the voluntary fee waiver of certain expenses by RMCI, the net expense and net investment income ratios of the Interstate Tax-Exempt Fund Class R amounted to 0.99% and 0.33%, respectively, for the year ended
     May 31, 2003.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)

                                ---------------

The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of Reserve Tax-Exempt Trust and Shareholders of Interstate Tax-Exempt Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund (the "Fund"; one of the portfolios constituting Reserve Tax-Exempt Trust) at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 18, 2003

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye a Director of the Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 72                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001).
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (real estate
Suite 2-1000                                                               investment trust) (1998 to
Denver, CO 80222                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 57                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
RICHARD GOODMAN             Controller of RF,       Since 2003             Controller of RMC, RMCI and RESRV.
Age: 42                     RTET, RNYTET, RMMMT                            (2003 - present) Vice President,
The Reserve Funds           and RPES.                                      Zurich Capital Market, Inc.
1250 Broadway                                                              (Investment Adviser) (2002 - 2003);
New York, NY 10001-3701                                                    Director, Sanford C. Bernstein &
                                                                           Co., Inc. (Investment Adviser)
                                                                           (1989 - 2001).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
800-637-1700 / / www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/ANNUAL 06/03

                          [THE RESERVE FUNDS(R) LOGO]

                                   ANNUAL REPORT

  RESERVE NEW YORK TAX-EXEMPT TRUST
   NEW YORK TAX-EXEMPT FUND

  RESERVE TAX-EXEMPT TRUST
   CALIFORNIA II TAX-EXEMPT FUND
   CONNECTICUT TAX-EXEMPT FUND
   FLORIDA TAX-EXEMPT FUND
   MASSACHUSETTS TAX-EXEMPT FUND
   MICHIGAN TAX-EXEMPT FUND
   NEW JERSEY TAX-EXEMPT FUND
   OHIO TAX-EXEMPT FUND
   PENNSYLVANIA TAX-EXEMPT FUND
   VIRGINIA TAX-EXEMPT FUND

  RESERVE MUNICIPAL MONEY-MARKET TRUST
   LOUISIANA MUNICIPAL MONEY-MARKET FUND
   MINNESOTA MUNICIPAL MONEY-MARKET FUND

                                    MAY 31, 2003

[PHOTO OF BRUCE BENT]
Bruce Bent                                       July 30, 2003
CHAIRMAN & CEO,
The Reserve Funds

Dear Investor,

         Of all my outstanding characteristics the one that impresses me the most is my humility, which is fortunate since the White House, Congress, and the Federal Reserve all dismissed me and my opinions last quarter. I screamed at all of them that the tax reduction on dividends, while equitable, would be ineffective in stimulating current spending and, therefore, the economy. I was equally vocal in my opinion that another rate cut would be useless at best (.25%) or disastrous (.50%) at worst. Well, I was ignored in both cases ... but since I am certainly a cheerleader for the U.S. economy, I hope I was wrong and that they are right. But one of the beauties of economic forecasting is that even after the fact, you never know what the causes actually were and 'what if' scenarios go on forever. Kind of like dinner at my house as a kid; there were seven of us and a minimum of eight opinions. One of the other beauties is that despite Congress, me and the Federal Reserve, the economy will ultimately do what it is going to do since the vast majority of our economic life is driven by people who never address economic theory, monetary or fiscal policy, but who spend or save based on personal economics and personal psychology not GDP, GNP, trade deficits or any of the other statistics that excite economists and the Federal Reserve.

         The stock market hit its bottom (so far that is) in October 2002 rallying back approximately 28% for the Dow and the S&P and nearly 60% for the NASDAQ but that only puts them where they were in June 2002. Despite these gains the Dow is still 22% below its high, the S&P off 34% and NASDAQ is still off 66% so the return to irrational exuberance is still a hope for the future. Do I believe this rally is for real or is the siren song of the sea nymph enticing the unwary onto the rocks? Since I have been at sea for an extended period I may not have a clear head, but I don't see the danger, so steady as she goes.

         As to the interest rate cut on June 25, what was Greenspan really trying to say? (Sometimes I think I should get a deck of tarot cards and a degree in phrenology). Was the cut only .25% because the economy has truly turned and he was simply taking out insurance or is he still concerned and wanted to have room for another .25%? Did he really want to take .50% but felt it would not be taken positively as a real catalyst for economic growth, but rather a warning that the economy was in deep trouble and the Fed was desperate so he defaulted to .25%? Tune in tomorrow night for the next exciting episode of ALAN, GEORGE, AND THE MYSTERIOUS ECONOMY.

         But the most important message is: recently we introduced another financial service that involves us with the American heartland -- 8,000 community bankers. These institutions have truly placed our finger on the pulse of America and that pulse is strong to say the least. In addition to the predictable home refinancings, we are seeing business demand for plant, equipment and working capital. These organizations invest based on what they see and feel, not because interest rates are 4% or 8%. No orders, no optimism, no investment: graphic proof that the Fed CANNOT stimulate business spending by reducing interest rates. Demand drives the economy and that's exactly what we're starting to see, demand.

         I am serious, I love what I do, I look forward to coming in every day and working hard to assure our investors that we are doing the most we possibly can to protect the safety and liquidity of the cash they have entrusted to us. Thank you for your continued confidence in Reserve and the American economy. We shall overcome ... sooner rather than later.

Bruce Bent
Chairman & CEO

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.4%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 3,000,000  Albany IDA University Foundation, Series C, 1.15%,
             11/1/32(a)..............................................  $       3,000,000
  3,600,000  Arlington CSD, BAN, 2.50%, 6/20/03(b)...................          3,601,395
  2,170,000  Bleecker HDC for Terrace Apt. Project S85, 1.25%,
             7/1/15(a)...............................................          2,170,000
  3,320,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             1.15%, 3/1/19(a) .......................................          3,320,000
  4,400,000  Clarkstown CSD, TAN, 2.25%, 6/27/03(b)..................          4,402,233
  3,900,000  East Williston School District, TAN, 2.50%, 6/26/03.....          3,902,255
  4,340,000  Fairport CSD, RAN, 2.375%, 6/19/03(b)...................          4,341,201
  2,785,000  Franklin County IDA for Civic Trudeau Institute Inc.
             Project, 1.15%, 12/1/20(a) .............................          2,785,000
  1,000,000  Glens Falls IDA for Broad Street Professional Center
             Project, 1.25%, 8/1/05(a) ..............................          1,000,000
  1,330,000  Great Neck North Water Authority, WSR, 1.25%,
             1/1/20(a)...............................................          1,330,000
  2,700,000  Guilderland IDA for Eastern Industrial Park, 1.15%,
             12/1/08(a)..............................................          2,700,000
  4,000,000  Ithaca City, BAN, 2.25%, 8/8/03.........................          4,005,058
  2,000,000  Jay Street Development Corp., Series A1, 1.10%,
             5/1/22(a)...............................................          2,000,000
  3,500,000  Jay Street Development Corp., Series A3, 1.15%,
             5/1/21(a)...............................................          3,500,000
  4,610,000  Katonah-Lewisboro UFSD, BAN, 2.50%, 7/25/03(b)..........          4,616,192
  5,800,000  Long Island Power Authority, Series 2A & 2B, 1.10% -
             1.25%, 5/1/33(a)........................................          5,800,000
  6,700,000  Long Island Power Authority, Series 7B, 1.10%,
             4/1/25(a)...............................................          6,700,000
  2,000,000  Middle Country CSD Centereach, TAN, 2.50%, 6/26/03(b)...          2,001,165
  2,800,000  New York City, GO Series A5, 1.30%, 8/1/15(a)...........          2,800,000
  2,600,000  New York City, GO Series A5, 1.30%, 8/1/16(a)...........          2,600,000
  7,000,000  New York City, GO Series C4, 1.10%, 8/1/20(a)...........          7,000,000
  1,000,000  New York City, GO Series A8, 1.10%, 11/1/23(a)..........          1,000,000
  3,045,000  New York City, GO Series B8, 1.15%, 8/15/24(a)..........          3,045,000
  1,000,000  New York City, GO Series D, 1.15%, 2/1/20(a)............          1,000,000
  2,050,000  New York City, GO Series D, 1.15%, 2/1/22(a)............          2,050,000
  5,300,000  New York City, GO Series E4, 1.32%, 8/1/21(a)...........          5,300,000
  1,100,000  New York City, GO Series A4, 1.35%, 8/1/21(a)...........          1,100,000
  4,600,000  New York City, GO Series F4, 1.15%, 2/15/20(a)..........          4,600,000
  3,350,000  New York City, GO Series F5, 1.15%, 2/15/16(a)..........          3,350,000
    200,000  New York City, GO Series F6, 1.22%, 2/15/18(a)..........            200,000
     85,000  New York City, GO Series H6, 1.10%, 8/1/13(a)...........             85,000
 11,400,000  New York City, GO Series H2, 1.10%, 8/1/10(a)...........         11,400,000
  3,000,000  New York City, GO Series A4, 1.30%, 8/1/22(a)...........          3,000,000
  1,000,000  New York City HDC Monteray, Series A, 1.10%,
             11/15/19(a) ............................................          1,000,000
  1,000,000  New York City IDA for Abraham Joshua Heschel Project,
             1.25%, 4/1/32(a)........................................          1,000,000
  5,300,000  New York City IDA for American Society Technion Project,
             1.15%, 10/1/33(a).......................................          5,300,000
  4,300,000  New York City IDA for Childrens Onocology Society,
             1.15%, 5/1/21(a)........................................          4,300,000
  4,035,000  New York City IDA for Union Foundation, 1.15%,
             6/1/12(a)...............................................          4,035,000
  1,500,000  New York City IDR for Stroheim & Romann Inc. Project,
             1.15%, 12/1/15(a).......................................          1,500,000
    700,000  New York City, Municipal Water Financial Authority,
             Series C, 1.30%, 6/15/23(a) ............................            700,000
  1,700,000  New York State Dormitory Authority for Public Library,
             1.10%, 7/1/28(a)........................................          1,700,000
  4,000,000  New York State Dormitory Authority State Personal Income
             Tax, 2.00%, 12/15/03....................................          4,021,212
  3,900,000  New York State Energy Resources and Development,
             1.22% - 1.35%, 10/1/29(a) ..............................          3,900,000
  3,745,000  New York State HFA for 10 Liberty Street, 1.10%,
             11/1/35(a)..............................................          3,745,000
  5,900,000  New York State HFA for Liberty View, Series A, 1.10%,
             11/15/19(a).............................................          5,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 1,980,000  New York State HFA for Normandie Project, Series I,
             1.18%, 5/15/15(a).......................................  $       1,980,000
 15,850,000  New York State HFA, Series C, 1.125%, 3/15/26(a)........         15,850,000
 21,540,000  New York State Local Government Assistance Corp., Series
             C, D, E & F, 1.10% - 1.15%, 4/1/25(a) ..................         21,540,000
  2,300,000  New York State PCR for NY Electric & Gas, Series B,
             1.30%, 2/1/29(a)........................................          2,300,000
    900,000  New York State Thruway Authority, 1.32%, 1/1/24(a)......            900,000
  1,200,000  Onondaga County IDR for McLane Co. Project, 1.50%,
             11/1/04(a)..............................................          1,200,000
  4,000,000  Pearl River UFSD, TAN, 2.25%, 6/26/03(b)................          4,001,683
  4,270,000  Sachem CSD, BAN, 2.375%, 7/23/03(b).....................          4,274,964
  4,000,000  Schenectady County IDA Sunnyview Hospital & Rehab.,
             1.20%, 8/1/33(a) .......................................          4,000,000
  4,300,000  South Hampton UFSD, TAN, 2.00%, 6/26/03(b)..............          4,301,312
  8,400,000  Triborough Bridge & Tunnel Authority, Series A & B,
             1.15%, 1/1/31(a)........................................          8,400,000
  4,600,000  Triborough Bridge & Tunnel Authority, Series C, 1.10%,
             1/1/33(a)...............................................          4,600,000
  7,000,000  Yonkers IDR for Civic Consumers Union Facility, 1.15%,
             7/1/21, 7/1/24(a).......................................          7,000,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $227,153,670)...............      99.4%       227,153,670
                 OTHER ASSETS, LESS LIABILITIES......................       0.6          1,259,345
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     228,413,015
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 228,413,015 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING...................................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.2%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             CALIFORNIA--97.6%
$  485,000   Alameda Contra Costa Capital Improvements, Series E,
             1.30%, 6/1/22(a)........................................  $         485,000
   585,000   Alameda Contra Costa Capital Improvements, Series F,
             1.35%, 8/1/23(a)........................................            585,000
 1,000,000   Anaheim UFSD for Facilities Building Funding, 1.15%,
             9/1/13(a)...............................................          1,000,000
 1,700,000   Bay Area Toll for San Fancisco Bay, 1.15%, 4/1/36(a)....          1,700,000
 1,650,000   California EFA for Loyola Marymount University, 1.20%,
             10/1/27(a)..............................................          1,650,000
 1,000,000   California HFA for Adventist Health System, Series A,
             1.30%, 9/1/25(a)........................................          1,000,000
 4,700,000   California RAN, 2.50%, 6/20/03(b).......................          4,702,134
 4,000,000   California School Cash Reserve Program Authority, RAN,
             Series A, 3.00%, 7/3/03(b)..............................          4,004,444
 1,170,000   California School COP for Capital Improvements, Series
             C, 1.15%, 7/1/22(a) ....................................          1,170,000
   900,000   California Transit Finance Authority, Series 97, 1.25%,
             10/1/27(a)..............................................            900,000
 3,000,000   California Statewide Community Center for Early
             Education, 1.20%, 9/1/31(a) ............................          3,000,000
 5,100,000   California Statewide for Covenant Retirement Community,
             1.10%, 12/1/25(a).......................................          5,100,000
 2,400,000   California Water Reserve Powersupply, 1.30%,
             5/1/22(a)...............................................          2,400,000
 3,400,000   California Water Supply, Series B6-C15, 1.20% - 1.25%,
             5/1/22(a)...............................................          3,400,000
   500,000   Carlsbad UFSD COP for School Facility Bridge Funding,
             1.15%, 9/1/14(a)........................................            500,000
   500,000   Elsinore Valley, COP for Water District, Series A,
             1.10%, 7/1/29(a)........................................            500,000
 2,500,000   Fremont COP for Family Resource Center, 1.25%, 8/1/28,
             8/1/30(a)...............................................          2,500,000
 2,000,000   Fresno Sewer & Water, Series A, 1.10%, 9/1/25(a)........          2,000,000
   500,000   Grant School Facility Building Fund, 1.15%, 9/1/25(a)...            500,000
 1,000,000   Hemet MFHR for Sunwest Retirement, Series 99A, 1.13%,
             1/1/25(a)...............................................          1,000,000
 1,000,000   Irvine Assessment, District 85-7, 1.15%, 9/2/11(a)......          1,000,000
 1,400,000   Irvine Assessment, District 94-15, 1.20%, 9/2/20(a).....          1,400,000
 5,729,000   Irvine Assessment, District 97-16, 1.25%, 9/2/22(a).....          5,729,000
 3,387,000   Irvine Assessment, Series A, 1.25%, 9/2/26(a)...........          3,387,000
 2,000,000   Irvine Ranch Water District, 1.30%, 8/1/16(a)...........          2,000,000
 1,415,000   Irvine Ranch Water District, Orange County, Series 85,
             1.25%, 10/1/05(a).......................................          1,415,000
   500,000   Irvine Ranch Water District, Series B, 1.25%,
             8/1/09(a)...............................................            500,000
 1,500,000   Irvine Ranch Water District, Series B, 1.25%,
             10/1/09(a)..............................................          1,500,000
   420,000   Irvine Ranch Water District, Series 85, 1.25%,
             10/1/10(a)..............................................            420,000
 1,100,000   Kern County COP, Series 86A, 1.10%, 8/1/06(a)...........          1,100,000
 1,100,000   Los Angeles MHR for Malibu Meadow Project, Series 91A,
             1.15%, 4/15/28(a).......................................          1,100,000
 1,200,000   Los Angeles USD for Land Acquisition Program, 1.25%,
             12/1/21(a)..............................................          1,200,000
 3,500,000   Milpitas USD, TRAN, 3.00%, 7/1/03(b)....................          3,503,692
 3,100,000   Moorpark USD, TRAN, 3.00%, 7/1/03(b)....................          3,103,270
 1,845,000   MSR Public Power Agency for San Juan Project, Series E,
             1.15%, 7/1/22(a)........................................          1,845,000
 2,900,000   Orange County HDC for Capistrano Pointe-A Project,
             1.15%, 12/1/29(a).......................................          2,900,000
 2,000,000   Orange County HDC for Lakes Project, Series A, 1.13%,
             12/1/06(a)..............................................          2,000,000
   800,000   Orange County for Florence Crittendoc Services, 1.14%,
             3/1/16(a)...............................................            800,000
   500,000   Orange County for Trabuco Woods Project, 1.13%,
             11/15/28(a).............................................            500,000
   100,000   Orange County Sanitation Authority, 1.10%, 8/1/13(a)....            100,000
   600,000   Orange County Sanitation Authority, Series 93, 1.25%,
             8/1/16(a)...............................................            600,000
   400,000   Rancho Mirage for Eisenhower Medical Centre, Series A,
             1.23%, 1/1/26(a)........................................            400,000
 1,000,000   Rancho Water District Financing Authority, Series A,
             2.25%, 8/1/03(a) .......................................          1,001,300
 3,125,000   Redland USD, School Facility Bridge, COP, 1.10%,
             9/1/34(a)...............................................          3,125,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
             CALIFORNIA (CONTINUED)
$2,100,000   Riverside County Community Facilities District #88-4,
             1.15%, 9/1/14(a)........................................  $       2,100,000
   600,000   Riverside County Housing Authority for Emirtus Park,
             1.10%, 7/15/18(a).......................................            600,000
   400,000   Riverside County for Tyler Spring Apartments, Series C,
             1.13%, 1/15/27(a).......................................            400,000
   350,000   Riverside County USD, School Facility, COP, 1.15%,
             9/1/11(a)...............................................            350,000
 1,000,000   Sacramento County, MHR, Series A, 1.13%, 4/1/26(a)......          1,000,000
 5,000,000   Sacramento County, Sanitation District Financing
             Authority, Series C, 1.10%, 12/1/30(a) .................          5,000,000
 1,000,000   San Diego County School District, TRAN, Series B, 3.00%,
             7/31/03(b)..............................................          1,002,471
 4,000,000   San Francisco Community Facilities for District 4,
             1.15%, 8/1/31(a)........................................          4,000,000
 2,700,000   San Francisco MHR for Filmore Center, Series B, 1.20%,
             12/1/17(a)..............................................          2,700,000
   800,000   San Leandro MHR, 1.10%, 7/15/18(a)......................            800,000
 1,535,000   Santa Ana Unified School District, 1.15%, 7/1/15(a).....          1,535,000
 3,700,000   Santa Barbara County School Finance Authority, TRAN,
             3.00%, 6/30/03(b).......................................          3,703,768
 1,000,000   Upland MHR for Northwoods, 1.15%, 2/15/30(a)............          1,000,000
   410,000   Wateruse Finance Authority, 1.25%, 5/1/28(a)............            410,000
 3,000,000   Yuba Community College, TRAN, 2.50%, 10/15/03(b)........          3,012,028
                                                                       -----------------
                                                                             106,339,107
                                                                       -----------------
             PUERTO RICO--1.6%
 1,100,000   Puerto Rico Government Development Bank, 1.05%, 12/1/15
             (a).....................................................          1,100,000
   700,000   Puerto Rico Highway & Transportation Authority, Series
             A, 1.10%, 7/1/28 (a)....................................            700,000
                                                                       -----------------
                                                                               1,800,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $108,139,107)...............      99.2%       108,139,107
                 OTHER ASSETS, LESS LIABILITIES......................       0.8            853,659
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     108,992,766
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 108,992,766 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.1%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             CONNECTICUT--95.4%
$2,360,000   Connecticut Development Authority Independent Living
             Project, 1.12%, 7/1/15(a) ..............................  $      2,360,000
 2,800,000   Connecticut GO, Series 1A, 1.30%, 2/15/21(a)............         2,800,000
 2,550,000   Connecticut GO, Series 97B, 1.20%, 5/15/14(a)...........         2,550,000
 1,750,000   Connecticut HEFA, Series A, 1.15%, 7/01/32(a) ..........         1,750,000
   400,000   Connecticut HEFA, Series C, 1.16%, 7/01/27(a) ..........           400,000
   400,000   Connecticut HEFA, Series X-3, 1.30%, 7/01/37(a) ........           400,000
 2,600,000   Connecticut HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30(a)...............................................         2,600,000
   400,000   Connecticut HEFA for Middlesex Hospital, 1.15%,
             7/1/26(a)...............................................           400,000
 1,000,000   Connecticut HEFA for Pomfret School, Series A, 1.20%,
             7/1/24(a)...............................................         1,000,000
 2,700,000   Connecticut HEFA for Raphael Hospital, Series J, 1.11%,
             7/1/22(a)...............................................         2,700,000
   550,000   Connecticut HEFA for Stamford Hospital, 1.07%,
             7/1/24(a)...............................................           550,000
 2,600,000   Connecticut HEFA for Summerwood University Park, Series
             A, 1.11%, 7/1/30(a).....................................         2,600,000
   450,000   Connecticut HEFA for United Methodist, 1.15%,
             7/1/31(a)...............................................           450,000
   200,000   Connecticut HEFA for Yale University, Series T-1, 1.30%,
             7/1/29(a)...............................................           200,000
   700,000   Connecticut HEFA for Yale University, Series T-2,
             1.125%, 7/1/29(a).......................................           700,000
   515,000   Connecticut HEFA for Yale University, Series U, 1.20%,
             7/1/33(a)...............................................           515,000
 1,900,000   Connecticut HFA, Program Mortgage, Series D3, 1.10%,
             5/15/18(a)..............................................         1,900,000
 3,000,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.25%, 9/1/20(a) .......................         3,000,000
 2,800,000   Hartford County Redev. Agency MFHR for Underwood Towers
             Project, 1.15%, 6/1/20(a) ..............................         2,800,000
   500,000   New Canaan Housing Authority for Geer Woods, 1.15%,
             08/01/31(a).............................................           500,000
 1,800,000   New Canaan Housing Authority for Village at Waveny Care
             Center, 1.20%, 1/1/22(a) ...............................         1,800,000
 1,500,000   Shelton County HFA for Crosby Commons Project, 1.20%,
             1/1/31(a)...............................................         1,500,000
   215,000   Stafford GO, 3.00%, 8/1/03(b)...........................           215,594
 1,000,000   Weston, GO, 2.25%, 8/1/03(b)............................         1,001,431
                                                                       ----------------
                                                                             34,692,025
                                                                       ----------------
             PUERTO RICO--2.7%
   400,000   Puerto Rico Government Development Bank, 1.05%,
             12/1/15(a)..............................................           400,000
   600,000   Puerto Rico Highway & Transportation Authority, Series
             A, 1.10%, 7/1/28(a).....................................           600,000
                                                                       ----------------
                                                                              1,000,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $35,692,025)................      98.1%       35,692,025
                 OTHER ASSETS, LESS LIABILITIES......................       1.9           691,185
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     36,383,210
                                                                       ========  ================
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 36,383,210 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                 VALUE
  AMOUNT          TAX-EXEMPT OBLIGATIONS--98.8%                           (NOTE 1)
 ---------        -----------------------------                           --------
                  FLORIDA--83.8%
$1,500,000        Brevard County School District, TAN, 2.25%,
                  6/30/03(b)........................................  $      1,500,946
 2,130,000        Broward County HFA for Jacaranda Village
                  Apartments, 1.20%, 9/1/22(a)......................         2,130,000
 1,800,000        Citrus Park Community Development for Capital
                  Improvement, 1.21%, 11/1/16(a)....................         1,800,000
 1,500,000        Collier County for Cleveland Health Clinic, 1.30%,
                  1/1/35(a).........................................         1,500,000
   320,000        Dade County Fixed Capital Asset, 1.30%,
                  10/1/10(a)........................................           320,000
   505,000        Dade County IDA for Aviation Authority Facilities,
                  Series 84A, 1.21%, 10/01/09(a)....................           505,000
 1,625,000        Dade County IDA for Dolphins Stadium, Project B, C
                  & D, 1.15%, 1/1/16(a).............................         1,625,000
   300,000        Dade County IDA for Florida Power & Light Co.,
                  1.37%, 6/1/21(a)..................................           300,000
 1,500,000        Duval County HFA MFH for Lighthouse Bay
                  Apartments, 1.20%, 12/1/32(a).....................         1,500,000
   175,000        Florida Department of Environmental Preservation,
                  6.00%, 7/1/03(b)..................................           175,603
 1,800,000        Florida HFA for Kings Colony, 1.23%, 8/1/06(a)....         1,800,000
   500,000        Florida HFA for Reflections, Series 5, 1.20%,
                  7/1/31(b).........................................           500,000
   900,000        Florida HFA for River Oaks, Series 85TT, 1.20%,
                  12/1/29(a)........................................           900,000
   200,000        Florida Municipal Power for Stanton Project,
                  1.15%, 10/1/19(a).................................           200,000
   125,000        Gulf Breeze Local Government Loan Program, Series
                  85C, 1.20%, 12/1/15(a)............................           125,000
   100,000        Jacksonville PCR for Florida Power & Light, Series
                  95, 1.40%, 5/1/29(a)..............................           100,000
 2,000,000        Lakeland Energy System Revenue, 1.20%,
                  10/1/35(a)........................................         2,000,000
 1,100,000        Lakeland Energy System Revenue, 1.20%,
                  10/1/37(a)........................................         1,100,000
 1,465,000        Lee County IDA for Bonita Community Health
                  Services, Series A, 1.21%, 12/1/29(a).............         1,465,000
 2,000,000        Lee County IDA HFA for Cypress Cove Healthpark,
                  Series B, 1.30%, 10/1/07(a).......................         2,000,000
   800,000        Manatee County PCR for Florida Power & Light,
                  1.30%, 9/1/24(a)..................................           800,000
 1,300,000        Miami Dade County School District, TAN, 2.75%,
                  6/26/03(b)........................................         1,301,044
   900,000        Orange County IDA for Adventist Health Care,
                  1.20%, 11/15/14(a)................................           900,000
   315,000        Orange County School Board COP, Series B, 1.25%,
                  8/01/27(a)........................................           315,000
   300,000        Orange County for YMCA, Series A, 1.25%,
                  5/1/27(a).........................................           300,000
   500,000        Orlando & Orange County Expressway Authority,
                  1.15%, 7/1/25(a)..................................           500,000
   650,000        Palm Beach County for Norton Gallery School of
                  Art, 1.20%, 5/1/30(a).............................           650,000
 1,000,000        Palm Beach County for Raymond F Kravis Center
                  Project, 1.10%, 7/01/32(a)........................         1,000,000
 1,800,000        Palm Beach County School Board, Series B, 1.15%,
                  8/1/27(a).........................................         1,800,000
 1,100,000        Pinellas County HCF, 1.20%, 11/1/15(a)............         1,100,000
   900,000        Pinellas County MFH for Foxbridge Apartments,
                  1.20%, 6/15/25(a).................................           900,000
 1,200,000        Pinellas County Pooled Hospital Program, Series
                  85, 1.35%, 12/1/15(a).............................         1,200,000
   500,000        Polk County IDR for Convention Center, 1.30%,
                  1/1/11(a).........................................           500,000
 2,000,000        Port Orange Palmer College Project, 1.21%,
                  10/1/32(a)........................................         2,000,000
   980,000        Putam County PCR for Florida Power & Light, 1.30%,
                  9/1/24(a).........................................           980,000
   150,000        Saint Lucie County IDR for Convalescent Centers,
                  1.30%, 1/1/11(a)..................................           150,000
   500,000        Sarasota County HFF for Bay Village, 1.25%,
                  12/1/23(a)........................................           500,000
   300,000        Seminole County IDA HCF for Florida Living
                  Nursing, 1.39%, 2/1/11(a).........................           300,000
   400,000        University of North Florida Capital Improvements
                  Project, 1.30%, 11/1/24(a)........................           400,000
   750,000        Volusia County HEFA for South West Volusia Health,
                  1.20%, 11/15/23(a)................................           750,000
   565,000        Volusia County IDR for Easter Seal Society of
                  Volusia, 1.30%, 9/1/21(a).........................           565,000
                                                                      ----------------
                                                                            38,457,593
                                                                      ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2003 (CONTINUED)

PRINCIPAL                                                                  VALUE
  AMOUNT          TAX-EXEMPT OBLIGATIONS (CONTINUED)                     (NOTE 1)
---------         ----------------------------------                     --------
                  NEW YORK--11.5%
$1,500,000        Long Island Power Authority, Series 2B, 1.25%,
                  5/1/33(a).........................................  $      1,500,000
    75,000        New York City GO, Series B, 1.30%, 10/1/22(a).....            75,000
 1,115,000        New York City GO, Series A5, 1.30%, 8/1/15(a).....         1,115,000
 1,900,000        New York City GO, Series A4, 1.35%, 8/1/21(a).....         1,900,000
   700,000        New York City Water Finance Authority, WSR, Series
                  C, 1.30%, 6/15/23(a)..............................           700,000
                                                                      ----------------
                                                                             5,290,000
                                                                      ----------------
                  PENNSYLVANIA--3.5%
 1,600,000        Wilkins IDA for Fairview, Series B, 1.15%,
                  1/1/21(a).........................................         1,600,000
                                                                      ----------------

                 TOTAL INVESTMENTS (COST $45,347,593)................      98.8%       45,347,593
                 OTHER ASSETS, LESS LIABILITIES......................       1.2           527,702
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     45,875,295
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 45,875,295 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                 VALUE
  AMOUNT          TAX-EXEMPT OBLIGATIONS--98.3%                           (NOTE 1)
 ---------        -----------------------------                           --------
$  500,000        Boston WSR, Series A, 1.20%, 11/1/24(a)...........  $        500,000
   800,000        Edgartown BAN, 2.50%, 8/01/03(b)..................           801,295
 1,000,000        Massachusetts DFA for Bedford Notre Dame Health
                  Care, 1.19%, 10/1/29(a)...........................         1,000,000
   600,000        Massachusetts DFA for Clarke University, 1.15%,
                  10/01/30(a).......................................           600,000
 1,000,000        Massachusetts DFA for Jewish High School Project,
                  1.08%, 6/1/32(a)..................................         1,000,000
   100,000        Massachusetts DFA for New Bedford Whaling Museum,
                  1.25%, 9/1/29(a)..................................           100,000
 1,100,000        Massachusetts DFA for Smith College, 1.15%,
                  7/1/24(a).........................................         1,100,000
 1,100,000        Massachusetts DFA IDR for Ocean Spray Cranberry,
                  1.16%, 10/15/11(a)................................         1,100,000
   850,000        Massachusetts GO, Series B, 1.15%, 9/1/16(a)......           850,000
   100,000        Massachusetts HEFA, Series B, 1.30%, 7/1/10(a)....           100,000
   265,000        Massachusetts HEFA for Becker College, Series A-2,
                  1.25%, 7/1/09(a)..................................           265,000
   200,000        Massachusetts HEFA for Boston University, Series
                  85, 1.15%, 12/1/29(a).............................           200,000
   500,000        Massachusetts HEFA for Brigham & Women's Hospital,
                  1.15%, 7/1/17(a)..................................           500,000
   700,000        Massachusetts HEFA for Cap Asset Program, Series
                  E, 1.35%, 1/1/35(a)...............................           700,000
 1,000,000        Massachusetts HEFA for Falmouth Assisted Living,
                  Series D, 1.15%, 11/1/26(a).......................         1,000,000
 1,000,000        Massachusetts HEFA for Harvard University, Series
                  Y, 1.00%, 7/1/35(a)...............................         1,000,000
 1,000,000        Massachusetts HEFA for Partners Health Systems,
                  Series P-1, 1.15%, 7/1/27(a)......................         1,000,000
 1,000,000        Massachusetts HEFA for University of
                  Massachusetts, Series A, 1.10%, 11/1/30(a)........         1,000,000
 1,100,000        Massachusetts HEFA for Wellesley College, Series
                  E, 1.15%, 7/1/22(a)...............................         1,100,000
   400,000        Massachusetts HEFA for Williams College, Series E,
                  1.10%, 8/1/14(a)..................................           400,000
 1,000,000        Massachusetts HFA for Multifamily Housing, 1.10%,
                  1/15/10(a)........................................         1,000,000
   785,000        Massachusetts IFA for Lowell Mills Association,
                  Series 95, 1.25%, 12/1/20(a)......................           785,000
 1,250,000        Massachusetts WRA, Series A & 97A, 1.10%,
                  4/1/28(a).........................................         1,250,000
   200,000        Massachusetts WRA, Series B, 1.15%, 4/1/28(a).....           200,000
   600,000        Massachusetts WRA, Series C, 1.15%, 8/1/37(a).....           600,000
   500,000        Massachusetts WRA, Series C, 1.25%, 8/1/20(a).....           500,000
   900,000        Massachusetts WRA, Series D, 1.25%, 8/1/17(a).....           900,000
   865,000        Winchester BAN, 2.35%, 7/2/03(b)..................           865,539
                                                                      ----------------

                 TOTAL INVESTMENTS (COST $20,416,834)................      98.3%       20,416,834
                 OTHER ASSETS, LESS LIABILITIES......................       1.7           361,820
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     20,778,654
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 20,778,654 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--92.3%                                (NOTE 1)
 ---------   -----------------------------                                --------
             MICHIGAN--87.2%
 $150,000    Bruce Township HDA for Catholic Initiatives, 1.10%,
             5/1/18(a)...............................................  $       150,000
  500,000    Detroit EDC for Waterfront Reclamation, Series A & C,
             1.20% - 1.35%, 5/1/09(a) ...............................          500,000
  245,000    Detroit Sewage District Revenue, Series A, 1.15%,
             7/1/23(a)...............................................          245,000
   95,000    Detroit Sewage District Revenue, Series C2, 1.15%,
             7/1/29(a)...............................................           95,000
  100,000    Detroit Water Supply, Series 93, 1.20%, 7/1/13(a).......          100,000
  300,000    Flint Hospital Hurley Medical Center, Series B, 1.20%,
             7/1/15(a)...............................................          300,000
  705,000    Garden City Hospital Finance Authority, Series 96A,
             1.23%, 9/1/26(a)........................................          705,000
  200,000    Gaylord Hospital Otsego Memorial Hospital, 1.21%,
             12/1/26(a)..............................................          200,000
  205,000    Grand Rapids Water Supply System, 1.10%, 1/1/20(a)......          205,000
  400,000    Green Lake EDA for Interlocken Center Arts, 1.20%,
             6/1/27(a)...............................................          400,000
  500,000    Jackson County EDC for Thrifty Leoni Project, 1.50%,
             12/1/14(a)..............................................          500,000
  300,000    Michigan Building Authority Multi Modual Facilities
             Program II, 1.10%, 10/15/36(a) .........................          300,000
  300,000    Michigan Grant Anticipation Notes, Series C, 1.10%,
             9/15/08(a)..............................................          300,000
  400,000    Michigan HDA, Series B, 1.20%, 4/1/19(a)................          400,000
  100,000    Michigan HDA for Harbortown Ltd., Series 91, 1.325%,
             6/1/04(a)...............................................          100,000
  200,000    Michigan HDA for Pine Ridge Ltd., 1.20%, 10/1/07(a).....          200,000
  400,000    Michigan Hospital Finance Authority for Mt. Clemens
             Hospital, 1.30%, 8/15/15(a) ............................          400,000
  400,000    Michigan Job Development Authority for Wyandotte Court,
             1.20%, 12/1/09(a) ......................................          400,000
  400,000    Michigan State University, Series A, 1.25%,
             8/15/32(a)..............................................          400,000
  200,000    Michigan Strategic Fund for Clark Retirement Community,
             1.10%, 6/1/31(a)........................................          200,000
  300,000    Michigan Strategic Fund for Henry Ford Museum, 1.30%,
             12/1/33(a)..............................................          300,000
  450,000    Michigan Strategic Fund IDR for Allen Group Inc., 1.10%,
             11/1/25(a)..............................................          450,000
                                                                       ---------------
                                                                             6,850,000
                                                                       ---------------
             PUERTO RICO--5.1%
  400,000    Puerto Rico Highway & Transportation Authority, Series
             A, 1.10%, 7/1/28(a) ....................................          400,000
                                                                       ---------------

                 TOTAL INVESTMENTS (COST $7,250,000).................      92.3%       7,250,000
                 OTHER ASSETS, LESS LIABILITIES......................       7.7          608,043
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     7,858,043
                                                                       ========  ===============

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003


                 ASSETS
                 Investments in securities, at value (Cost $7,250,000).........  $     7,250,000
                 Cash..........................................................          597,534
                 Interest receivable...........................................           11,155
                                                                                 ---------------
                 Total Assets..................................................        7,858,689
                                                                                 ---------------
                 LIABILITIES
                 Accrued Expenses..............................................              646
                                                                                 ---------------
                 Total Liabilities.............................................              646
                                                                                 ---------------
                 NET ASSETS....................................................  $     7,858,043
                                                                                 ===============

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 7,858,043 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.7%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             NEW JERSEY--97.3%
$2,700,000   Atlantic City Pooled Government Loan Program, 1.15%,
             7/1/26(a)...............................................  $      2,700,000
   600,000   Camden County Improvement Authority for Village Harvest,
             1.25%, 7/1/29(a) .......................................           600,000
   700,000   Essex City GO, 4.25%, 6/1/03(b).........................           700,000
   500,000   Essex County Improvement Authority for the Children's
             Institute, 1.26%, 2/1/20(a) ............................           500,000
 4,475,000   Jersey City Redevelopment Authority for Dixon Mills
             Apartments, 1.15%, 5/15/30(a) ..........................         4,475,000
 1,700,000   Monmouth County Pooled Government Loan Program, 1.00%,
             8/1/16(a)...............................................         1,700,000
   550,000   New Jersey EDA, Series CC, 1.20%, 12/1/09(a)............           550,000
   745,000   New Jersey EDA for Catholic Community Services, 1.26%,
             11/01/13(a).............................................           745,000
 2,695,000   New Jersey EDA for Church & Dwight, 1.15%, 12/1/08(a)...         2,695,000
 2,200,000   New Jersey EDA for Crowley Liner, 1.15%, 4/01/13(a) ....         2,200,000
   590,000   New Jersey EDA for Economic Growth, Series F, 1.15%,
             8/1/14(a)...............................................           590,000
 1,300,000   New Jersey EDA for Foreign Trade, Series 98, 1.30%,
             12/1/07(a)..............................................         1,300,000
 2,700,000   New Jersey EDA for Geriatric Services Housing, 1.20%,
             11/01/31(a) ............................................         2,700,000
 2,700,000   New Jersey EDA for International Drive Partner, 1.18%,
             9/1/05(a)...............................................         2,700,000
 2,200,000   New Jersey EDA for Presbyterian, Series C, 1.15%,
             11/1/11(a)..............................................         2,200,000
   500,000   New Jersey EDA for Princeton University, Series B,
             1.25%, 7/1/21(a)........................................           500,000
 1,148,000   New Jersey EDA for RJB Associates, Economic Recovery
             Notes, 1.20%, 8/1/08(a) ................................         1,148,000
   500,000   New Jersey EDA for Stolthaven Perth Amboy, 1.20%,
             1/15/18(a)..............................................           500,000
 2,705,000   New Jersey EDA for US Golf Association, 1.20%,
             5/01/23(a) .............................................         2,705,000
 1,500,000   New Jersey EDA for Water Facilities, 1.30%,
             11/1/26(a) .............................................         1,500,000
   500,000   New Jersey EDA for Water Project B, 1.25%, 11/1/25(a)...           500,000
 2,200,000   New Jersey EFA, Series B, 1.25%, 7/1/22(a)..............         2,200,000
 3,000,000   New Jersey HCF, Series A-3, 1.15%, 7/1/21(a)............         3,000,000
 1,000,000   New Jersey HCF for Christ Hospital, Series A-2, 1.15%,
             7/1/13(a) ..............................................         1,000,000
   400,000   New Jersey HCF for Hospital Capital Asset, Series C,
             1.10%, 7/1/35(a)........................................           400,000
 1,700,000   New Jersey HCF for Saint Barnabas, Series 2001A, 1.20%,
             7/1/31(a)...............................................         1,700,000
 3,440,000   New Jersey Sports Authority Expo, Series C, 1.10%,
             9/1/24(a)...............................................         3,440,000
 4,100,000   New Jersey Turnpike Authority, Series 91D, 1.15%,
             1/1/18(a)...............................................         4,100,000
   400,000   Readington Township Board of Education GO, 4.00%,
             7/15/03(b)..............................................           401,127
 1,594,670   Rumson BAN, Series C, 2.375%, 7/30/03(b)................         1,596,733
 2,150,000   Rutgers State University, Series A, 1.20%,
             5/01/18(a) .............................................         2,150,000
 1,000,000   West Essex Regional School District GO, 3.00%,
             11/01/03(b).............................................         1,007,760
   300,000   Woodbridge Township GO, 3.75%, 7/15/03(b)...............           300,786
                                                                       ----------------
                                                                             54,504,406
                                                                       ----------------
             PUERTO RICO--0.4%
   200,000   Puerto Rico Government Development Bank, 1.05%,
             12/1/15(a)..............................................           200,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $54,704,406)................      97.7%       54,704,406
                 OTHER ASSETS, LESS LIABILITIES......................       2.3         1,316,941
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     56,021,347
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 56,021,347 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

PRINCIPAL                                                                  VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--100.3%                                (NOTE 1)
---------   ------------------------------                                --------
$  300,000  Allen County HCF for Mennonite Home Project, 1.20%,
            2/1/18(a)...............................................  $        300,000
   800,000  Butler County HCF for Lifesphere Project, 1.20%,
            5/1/27(a) ..............................................           800,000
   230,000  Centerville Health for Bethany Lutheran Church, 1.23%,
            5/1/08(a)...............................................           230,000
   750,000  Cleveland Airport Systems, Series C, 1.20%, 1/1/31(a)...           750,000
   493,000  Cleveland Income Tax Revenue, 1.16%, 5/15/24(a).........           493,000
   400,000  Clinton County Airport for Wilmington Airport Inc,
            1.20%, 6/1/11(a)........................................           400,000
   200,000  Columbus Tax Increment for Lyra Gemini Polaris, 1.22%,
            8/1/11(a)...............................................           200,000
   750,000  Cuyahoga County HRB for Cleveland Botanical, 1.23%,
            7/1/31(a)...............................................           750,000
   400,000  Cuyahoga County HRB for Cleveland Clinic, Series B-1,
            1.30%, 1/1/35(a)........................................           400,000
   500,000  Cuyahoga County EDA for Cleveland Orchestra Project,
            1.35%, 4/1/28(a) .......................................           500,000
   500,000  Cuyahoga County IDA for Allen Group Project, 1.10%,
            12/1/15(a)..............................................           500,000
   300,000  Delaware County IDR for Radiation Sterilizers, 1.40%,
            12/1/04(a)..............................................           300,000
 1,000,000  Evandale County IDR for SHV Real Estate Inc., 1.40%,
            9/1/15(a)...............................................         1,000,000
   260,000  Franklin County Community Housing Network, 1.21%,
            12/1/20(a)..............................................           260,000
   100,000  Franklin County for US Health Corporation, Series A,
            1.20%, 12/1/21(a).......................................           100,000
    35,000  Franklin County for US Health Corporation, Series B,
            1.20%, 12/1/20(a).......................................            35,000
   500,000  Green County IDA for Fairview, Series B, 1.15%,
            1/1/11(a)...............................................           500,000
   150,000  Hamilton County HRB for Alliance Health, Series A,
            1.16%, 1/1/18(a)........................................           150,000
   400,000  Indian Hill EDA for Cincinnati Country Day School,
            1.23%, 5/1/19(a)........................................           400,000
   350,000  Kent State University Receipts, 1.25%, 5/1/31(a)........           350,000
    65,000  Lorain County Independent Living for Elyria United
            Methodist, 1.22%, 6/1/22(a) ............................            65,000
   235,000  Lucas County for Toledo Project, 1.20%, 10/1/05(a)......           235,000
   135,000  Marion County Hospital Pooled Lease Program, 1.25%,
            11/1/21(a)..............................................           135,000
   265,000  Middleburgh Heights Southwest General Hospital, 1.26%,
            8/15/22(a)..............................................           265,000
   400,000  Ohio Air Quality DAR for Cincinnati Gas, Series B,
            1.30%, 9/1/30(a)........................................           400,000
   100,000  Ohio Air Quality DAR for Edison, Series C, 1.35%,
            6/1/23(a)...............................................           100,000
   150,000  Ohio Air Quality DAR for Timkem Project, 1.20%,
            11/1/25(a)..............................................           150,000
   400,000  Ohio WDA PCR for Cleveland Electric, Series B, 1.15%,
            8/1/20(a)...............................................           400,000
   270,000  Ottawa County HRB for Luther Home of Mercy, 1.26%,
            10/1/17(a)..............................................           270,000
                                                                      ----------------

                 TOTAL INVESTMENTS (COST $10,438,000)................     100.3%       10,438,000
                 LIABILITIES IN EXCESS OF OTHER ASSETS...............      (0.3)          (28,087)
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     10,409,913
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 10,409,913 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.3%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,100,000   Allegheny HDA for Health Care Dialysis Clinic, 1.20%,
             12/1/19(a)..............................................  $      1,100,000
 1,400,000   Allegheny HDA for Presbyterian University Hospital,
             Series B3, 1.25%, 3/1/18(a) ............................         1,400,000
 2,000,000   Lehigh County IDR for Visiting Nurse Services, Series A
             & B, 1.30%, 12/1/15(a) .................................         2,000,000
 1,000,000   Berks County IDR for Visiting Nurse Services, Series A &
             B, 1.30 - 1.45%, 12/1/15(a).............................         1,000,000
 2,000,000   Blair County IDR for Village of Penn State, Series C,
             1.16%, 1/1/11(a)........................................         2,000,000
 2,000,000   Bucks County IDA for SHV Real Estate Inc., 1.30%,
             7/01/15(a)..............................................         2,000,000
   500,000   Chartiers Valley IDA for 1133 Penn Ave. Associates,
             Project A, 1.25%, 8/1/07(a) ............................           500,000
 2,000,000   Chester County Health & Education Facilities Authority,
             1.25%, 10/1/30(a) ......................................         2,000,000
   145,000   Dauphin County General Authority, 1.27%, 11/1/17(a).....           145,000
 1,000,000   Delaware County IDA for Scotfoam Corp. for Simpson
             Meadows Project, 1.35%, 10/1/05(a)......................         1,000,000
 1,450,000   Delaware County IDR for Sun Inc., 1.20%, 11/01/33(a)....         1,450,000
   500,000   Delaware Valley Finance Authority, Series 85A, 1.20%,
             12/1/19(a)..............................................           500,000
 1,500,000   Delaware Valley Finance Authority, Series B & D, 1.20%,
             12/1/20(a)..............................................         1,500,000
 1,400,000   Emmaus General Authority, 1.25%, 3/1/24(a)..............         1,400,000
 2,400,000   Geisinger Health Systems, 1.30%, 8/1/28(a)..............         2,400,000
 2,000,000   Lancaster County HRB for Brethren Village, 1.25%,
             6/15/20(a)..............................................         2,000,000
 2,350,000   Lebanon County HCF for ECC Retirement Village, 1.25%,
             10/15/25(a).............................................         2,350,000
 1,080,000   Lehigh County IDR for Radnor Lehigh, 1.65%, 2/1/17(a)...         1,080,000
   200,000   Montgomery County Higher Education & Health Authority
             for William Penn Charter, 1.24%, 9/15/31(a).............           200,000
   430,000   Montgomery County IDR for Girl Scouts, 1.30%,
             2/1/25(a)...............................................           430,000
   300,000   Northeastern HEFA for Wyoming Valley Health, 1.30%,
             1/1/24(a)...............................................           300,000
   555,000   Pennsylvania HEFA Series U, 2.00%, 6/15/03..............           555,088
 1,225,000   Pennsylvania HEFA for Temple University, 1.25%,
             10/1/09(a)..............................................         1,225,000
   500,000   Philadelphia IDR for Fox Chase Cancer Center Project,
             1.30%, 7/01/10(a).......................................           500,000
   300,000   Philadelphia IDR for Fox Chase Cancer Center Project,
             1.30%, 7/01/25(a).......................................           300,000
   560,000   Philadelphia IDR for Interim House West Project, 1.30%,
             9/1/26(a)...............................................           560,000
 1,625,000   Philadelphia Water & WasteWater Revenue, 1.15%,
             6/15/23(a)..............................................         1,625,000
    40,000   Quakertown General Authority, Series A, 1.15%,
             6/1/28(a)...............................................            40,000
 1,800,000   Schuylkill County IDA for Northeastern Power, 1.40%,
             12/1/22(a)..............................................         1,800,000
 1,900,000   Scranton-Lackawanna Health & Welfare Authority for Univ.
             of Scranton, RAW, 1.15%, 5/01/18(a) ....................         1,900,000
 2,000,000   University of Pittsburgh of the Commonwealth System of
             Higher Education, Series B, 1.25%, 9/15/29(a) ..........         2,000,000
 2,000,000   Wilkins Area IDA for Fairview Extended Services Care,
             Series B, 1.15%, 01/1/21(a) ............................         2,000,000
   600,000   York County IDA for Philadelphia Electric Co., Series A,
             1.05%, 7/17/03(a).......................................           600,000
   450,000   York County, Series A, 1.20%, 9/01/26(a)................           450,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $40,310,088)................      99.3%       40,310,088
                 OTHER ASSETS, LESS LIABILITIES......................       0.7           282,247
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     40,592,335
                                                                       ========  ================
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 40,592,335 SHARES OF BENEFICIARY INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             VIRGINIA--85.3%
$  550,000   Albemarle County IDA University Health Services for
             University of Virginia, 1.20%, 10/1/22(a) ..............  $        550,000
   500,000   Alexandria IDA Pooled Loan Program, Series A, 1.20%,
             7/1/26(a)...............................................           500,000
    90,000   Alexandria Redevelopment & Housing Authority for Goodwin
             House, Series B, 1.25%, 10/1/06(a) .....................            90,000
   700,000   Arlington County for Ballston Public Parking, 1.20%,
             8/1/17(a)...............................................           700,000
   500,000   Chesapeake Hospital Authority IDA for Chesapeake General
             Hospital, Series B, 1.20%, 7/1/31(a) ...................           500,000
   550,000   Clarke County IDA for Winchester Medical Center, 1.35%,
             1/1/30(a)...............................................           550,000
   500,000   Hampton MHR for Avalon at Hampton I Project, 1.10%,
             6/15/26(a)..............................................           500,000
 1,100,000   Hampton MHR for Shoreline Apartments, 1.20%,
             12/1/19(a)..............................................         1,100,000
   900,000   Loudoun County IDA for Falcons Landing, 1.20%,
             11/1/28(a)..............................................           900,000
   800,000   Lynchburgh IDA VHA MidAtlantic Capital, Series B, 1.20%,
             12/1/25(a)..............................................           800,000
 1,400,000   Peninsula Port Authority for Dominion Terminal, 1.27% -
             1.35%, 7/1/16(a)........................................         1,400,000
   430,000   Richmond IDR for Ninth & Cary Association, 1.25%,
             9/1/10(a)...............................................           430,000
   500,000   Roanoke IDA for Carilion Health Systems, 1.30%,
             7/1/27(a)...............................................           500,000
    30,000   Roanoke IDA for Friendship Manor, 1.20%, 8/1/13(a)......            30,000
 1,050,000   University of Virginia, Series A, 1.20%, 6/1/34(a)......         1,050,000
                                                                       ----------------
                                                                              9,600,000
                                                                       ----------------
             PUERTO RICO--13.3%
   500,000   Puerto Rico Government Development Bank, 1.05%,
             12/1/15(a)..............................................           500,000
   300,000   Puerto Rico Highway & Transportation Authority, Series
             A, 1.10%, 7/1/28(a) ....................................           300,000
   700,000   Puerto Rico TRAN, Series A, 2.50%, 7/30/03(b)...........           701,589
                                                                       ----------------
                                                                              1,501,589
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $11,101,589)................      98.6%       11,101,589
                 OTHER ASSETS, LESS LIABILITIES......................       1.4           158,455
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     11,260,044
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 11,260,044 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

PRINCIPAL                                                                VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--75.1%                               (NOTE 1)
---------  -----------------------------                               --------
           LOUISIANA--56.1%
 $10,000   Ascension IDA for Borden Inc. Project, 1.27%,
           12/01/09(a).............................................  $      10,000
  11,000   Calcasieu Parish IDR for Citgo, 1.25%, 8/01/04(a).......         11,000
  10,000   East Baton Rouge Rhone-Poulenc Inc. Project, 1.35%,
           12/01/11(a).............................................         10,000
  10,000   Lake Charles Revenue District for CONOCO, 1.20%,
           9/01/29(a)..............................................         10,000
  10,000   Louisiana Public Facilities Authority for Kenner Hotel
           Ltd., 1.30%, 12/01/15(a)................................         10,000
  11,000   Louisiana State University Agriculture & Mechanical
           College, 1.25%, 7/01/30(a)..............................         11,000
                                                                     -------------
                                                                            62,000
                                                                     -------------
           PUERTO RICO--19.0%
  11,000   Puerto Rico Government Development Bank, 1.05%,
           12/01/15(a).............................................         11,000
  10,000   Puerto Rico Highway & Transportation Authority,
           Series A, 1.10%, 7/01/28(a).............................         10,000
                                                                     -------------
                                                                            21,000
                                                                     -------------

                 TOTAL INVESTMENTS (COST $83,000)....................      75.1%        83,000
                 OTHER ASSETS, LESS LIABILITIES......................      24.9         27,502
                                                                       --------  -------------
                 NET ASSETS..........................................     100.0% $     110,502
                                                                       ========  =============

  RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003


                 ASSETS
                 Investments in securities, at value (Cost $83,000)............  $      83,000
                 Cash..........................................................         27,419
                 Interest receivable...........................................             83
                                                                                 -------------
                 Total Assets..................................................        110,502
                                                                                 -------------
                 NET ASSETS....................................................  $     110,502
                                                                                 =============

                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 110,502 SHARES OF BENEFICIAL INTEREST, $.0001 PAR
                 VALUE OUTSTANDING.............................................          $1.00
                                                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2003

PRINCIPAL                                                                VALUE
 AMOUNT    TAX-EXEMPT OBLIGATIONS--90.8%                               (NOTE 1)
---------  -----------------------------                               --------
           MINNESOTA--76.2%
 $10,000   Arden Hills Housing for Presbyterian Homes, 1.35%,
           9/1/29(a)...............................................  $      10,000
  17,000   Beltrami County for Northwood Panelboard, 1.30%,
           12/1/21(a)..............................................         17,000
   7,000   Brooklyn Center, 1.35%, 12/01/14(a).....................          7,000
  12,000   City of New Brighton for Unicare Homes, 1.28%,
           12/01/14(a).............................................         12,000
  10,000   Cohasset for Minnesota Power & Light, 1.30%,
           12/1/07(a)..............................................         10,000
   7,000   Cohasset for Minnesota Power & Light, 1.30%,
           06/01/20(a).............................................          7,000
   7,000   Duluth Tax for Lake Superior Paper, 1.15%, 9/1/10(a)....          7,000
  17,000   Hennepin County, Series B, 1.05%, 12/01/10(a)...........         17,000
  17,000   Hennepin County, Series B, 1.05%, 12/01/20(a)...........         17,000
  10,000   Mankato for Bethany Lutheran College, 1.35%,
           11/1/15(a)..............................................         10,000
  10,000   Minnesota Higher Education for Saint Olaf College,
           1.30%, 10/1/30(a).......................................         10,000
  17,000   University of Minnesota Intermediate Term Funding,
           Series A, 1.25%, 7/01/08(a).............................         17,000
                                                                     -------------
                                                                           141,000
                                                                     -------------
           PUERTO RICO--14.6%
  17,000   Puerto Rico Government Development Bank, 1.05%,
           12/01/15(a).............................................         17,000
  10,000   Puerto Rico Highway & Transportation Authority, Series
           A, 1.10%, 7/01/28(a)....................................         10,000
                                                                     -------------
                                                                            27,000
                                                                     -------------

                 TOTAL INVESTMENTS (COST $168,000)...................      90.8%       168,000
                 OTHER ASSET, LESS LIABILITIES.......................       9.2         17,021
                                                                       --------  -------------
                 NET ASSETS..........................................     100.0% $     185,021
                                                                       ========  =============

  RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003


                 ASSETS
                 Investments in securities, at value (Cost $168,000)...........  $     168,000
                 Cash..........................................................         16,850
                 Interest receivable...........................................            171
                                                                                 -------------
                 Total Assets..................................................        185,021
                                                                                 -------------
                 NET ASSETS....................................................  $     185,021
                                                                                 =============

                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 185,021 SHARES OF BENEFICIAL INTEREST, $.0001 PAR
                 VALUE OUTSTANDING.............................................          $1.00
                                                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          SECURITY TYPE ABBREVIATIONS

              BAN --   Bond Anticipation Notes                      HRB --   Hospital Revenue Bonds
              COP --   Certificate of Participation                 IDA --   Industrial Development Authority
                                                                             Revenue Bonds
              CSD --   Central School District                      IDR --   Industrial Development Agency
                                                                             Revenue Bonds
              DAR --   Development Authority Revenue Bonds          IFA --   Industrial Finance Authority
              DFA --   Development Finance Agency                   MFH --   Multi-family Housing Revenue Bonds
              ECC --   Evangelical Congregation Church             MFHR --   Multi-family Facilities Housing
                                                                             Revenue Bonds
              EDA --   Economic Development Authority               MSR --   Modesto Irrigation
                       Revenue Bonds
              EDC --   Economic Development Corporation             PCR --   Pollution Control Revenue Bonds
              EFA --   Education Facilities Authority               RAN --   Revenue Anticipation Notes
               GO --   General Obligation                           RAW --   Revenue Anticipation Warrants
              HCF --   Health Care Facilities Revenue               TAN --   Tax Anticipation Notes
                       Bonds
              HDA --   Hospital Development Authority              TRAN --   Tax and Revenue Anticipation Notes
              HDC --   Housing Development Corporation             UFSD --   Union Free School District
                       Bonds
             HEFA --   Health & Education Facilities                USD --   Union School District
                       Authority
              HFA --   Housing Finance Authority Revenue            WDA --   Water Development Authority
                       Bonds
              HFF --   Health Facilities Financing                  WRA --   Water Resource Authority
                       Authority
                                                                    WSR --   Water & Sewer System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2003, are subject to change periodically. Securities are payable on demand and are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2003

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           ----------------  ----------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT   FLORIDA   MASSACHUSETTS
                                 FUND            FUND          FUND        FUND         FUND
                           ----------------  -------------  -----------  ---------  -------------
INTEREST INCOME (Note
  1).....................     $3,162,841      $1,511,702     $461,482    $501,272     $293,745
                              ----------      ----------     --------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    management fees......      1,897,792         918,786      299,192     299,652      183,410
  Distribution (12b-1)
    fees.................        474,448         229,695       74,798      74,919       45,853
  Trustee fees...........          3,415           1,600          567         469          303
                              ----------      ----------     --------    --------     --------
    Total expenses before
      waiver.............      2,375,655       1,150,081      374,557     375,040      229,566
    Less: expenses waived
      (Note 2)...........         (7,257)         (6,774)      (7,440)     (1,576)      (3,525)
                              ----------      ----------     --------    --------     --------
    Net Expenses.........      2,368,398       1,143,307      367,117     373,464      226,041
                              ----------      ----------     --------    --------     --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............     $  794,443      $  368,395     $ 94,365    $127,808     $ 67,704
                              ==========      ==========     ========    ========     ========

                                          RESERVE TAX-EXEMPT TRUST
                           -------------------------------------------------------
                           MICHIGAN  NEW JERSEY    OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND       FUND        FUND        FUND
                           --------  ----------  --------  ------------  ---------
INTEREST INCOME (Note
  1).....................  $119,028   $719,666   $123,368    $562,393    $158,111
                           --------   --------   --------    --------    --------
EXPENSES (Note 2)
  Comprehensive
    management fees......   75,053     458,935     76,834     333,994     105,799
  Distribution (12b-1)
    fees.................   18,763     114,734     19,207      83,499      26,450
  Trustee fees...........      121         811         93         694         187
                           --------   --------   --------    --------    --------
    Total expenses before
      waiver.............   93,937     574,480     96,134     418,187     132,436
    Less: expenses waived
      (Note 2)...........   (1,869)    (18,427)    (1,034)     (1,275)     (5,632)
                           --------   --------   --------    --------    --------
    Net Expenses.........   92,068     556,053     95,100     416,912     126,804
                           --------   --------   --------    --------    --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............  $26,960    $163,613   $ 28,268    $145,481    $ 31,307
                           ========   ========   ========    ========    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                        FOR THE YEAR ENDED MAY 31, 2003

                                          RESERVE MUNICIPAL MONEY-MARKET TRUST
                                          ------------------------------------
                                           LOUISIANA FUND     MINNESOTA FUND
                                          -----------------  -----------------
INTEREST INCOME (Note 1)................       $  980             $1,454
                                               ------             ------

EXPENSES (Note 2)
  Comprehensive management fees.........          881              1,039
  Distribution (12b-1) fees.............          220                259
  Trustee fees..........................            1                  1
                                               ------             ------
    Total expenses before waiver........        1,102              1,299
    Less: expenses waived (Note 2)......         (468)              (395)
                                               ------             ------
    Net Expenses........................          634                904
                                               ------             ------

NET INVESTMENT INCOME, representing Net
  Increase in Net Assets from Investment
  Operations............................       $  346             $  550
                                               ======             ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   RESERVE NEW YORK
                                   TAX-EXEMPT TRUST                               RESERVE TAX-EXEMPT TRUST
                           --------------------------------  ------------------------------------------------------------------
                                    NEW YORK FUND                   CALIFORNIA II FUND                 CONNECTICUT FUND
                           --------------------------------  --------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2003     MAY 31, 2002     MAY 31, 2003     MAY 31, 2002     MAY 31, 2003     MAY 31, 2002
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $     794,443    $   2,471,483    $     368,395    $   1,212,281    $     94,365     $    369,571
                            -------------    -------------    -------------    -------------    ------------     ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............        (794,443)      (2,471,483)        (368,395)      (1,212,281)        (94,365)        (369,571)
                            -------------    -------------    -------------    -------------    ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of
    shares...............     592,663,728      696,162,904      392,076,216      462,779,496      68,379,658       93,098,785
  Dividends reinvested...         794,443        2,471,483          368,395        1,212,281          94,365          369,571
  Cost of shares
    redeemed.............    (599,479,326)    (745,812,142)    (392,783,651)    (490,906,345)    (73,337,022)     (92,419,191)
                            -------------    -------------    -------------    -------------    ------------     ------------
                               (6,021,155)     (47,177,755)        (339,040)     (26,914,568)     (4,862,999)       1,049,165
                            -------------    -------------    -------------    -------------    ------------     ------------
  Net increase (decrease)
    in net assets........      (6,021,155)     (47,177,755)        (339,040)     (26,914,568)     (4,862,999)       1,049,165

NET ASSETS:
  Beginning of year......     234,434,170      281,611,925      109,331,806      136,246,374      41,246,209       40,197,044
                            -------------    -------------    -------------    -------------    ------------     ------------
  End of year............   $ 228,413,015    $ 234,434,170    $ 108,992,766    $ 109,331,806    $ 36,383,210     $ 41,246,209
                            =============    =============    =============    =============    ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE TAX-EXEMPT TRUST
                           ----------------------------------------------------------------------------------------------------
                                     FLORIDA FUND                   MASSACHUSETTS FUND                  MICHIGAN FUND
                           --------------------------------  --------------------------------  --------------------------------
                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            MAY 31, 2003     MAY 31, 2002     MAY 31, 2003     MAY 31, 2002     MAY 31, 2003     MAY 31, 2002
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............   $     127,808    $     324,477    $     67,704     $    186,349     $     26,960     $     46,422
                            -------------    -------------    ------------     ------------     ------------     ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............        (127,808)        (324,477)        (67,704)        (186,349)         (26,960)         (46,422)
                            -------------    -------------    ------------     ------------     ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of
    shares...............     145,621,862      155,543,426      61,356,637       54,996,937       35,519,672       48,699,873
  Dividends reinvested...         127,808          324,477          67,704          186,349           26,960           46,422
  Cost of shares
    redeemed.............    (131,964,326)    (152,689,419)    (61,605,935)     (53,021,393)     (36,203,291)     (44,988,452)
                            -------------    -------------    ------------     ------------     ------------     ------------
                               13,785,344        3,178,484        (181,594)       2,161,893         (656,659)       3,757,843
                            -------------    -------------    ------------     ------------     ------------     ------------
  Net increase (decrease)
    in net assets........      13,785,344        3,178,484        (181,594)       2,161,893         (656,659)       3,757,843

NET ASSETS:
  Beginning of year......      32,089,951       28,911,467      20,960,248       18,798,355        8,514,702        4,756,859
                            -------------    -------------    ------------     ------------     ------------     ------------
  End of year............   $  45,875,295    $  32,089,951    $ 20,778,654     $ 20,960,248     $  7,858,043     $  8,514,702
                            =============    =============    ============     ============     ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                               RESERVE TAX-EXEMPT TRUST
                                               --------------------------------------------------------
                                                     NEW JERSEY FUND                 OHIO FUND
                                               ----------------------------  --------------------------
                                                YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                  MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                                   2003           2002           2003          2002
                                               -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income......................  $     163,613  $     596,005  $    28,268   $    61,819
                                               -------------  -------------  ------------  ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1).............       (163,613)      (596,005)     (28,268)      (61,819)
                                               -------------  -------------  ------------  ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares...............    152,886,030    240,597,119   39,006,284    33,551,931
  Dividends reinvested.......................        163,613        596,005       28,268        61,819
  Cost of shares redeemed....................   (154,556,551)  (236,555,353) (34,280,515)  (36,011,184)
                                               -------------  -------------  ------------  ------------
                                                  (1,506,908)     4,637,771    4,754,037    (2,397,434)
                                               -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets......     (1,506,908)     4,637,771    4,754,037    (2,397,434)

NET ASSETS:
  Beginning of year..........................     57,528,255     52,890,484    5,655,876     8,053,310
                                               -------------  -------------  ------------  ------------
  End of year................................  $  56,021,347  $  57,528,255  $10,409,913   $ 5,655,876
                                               =============  =============  ============  ============

                                                               RESERVE TAX-EXEMPT TRUST
                                               --------------------------------------------------------
                                                    PENNSYLVANIA FUND              VIRGINIA FUND
                                               ----------------------------  --------------------------
                                                YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                  MAY 31,        MAY 31,       MAY 31,       MAY 31,
                                                   2003           2002           2003          2002
                                               -------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income......................  $     145,481  $     414,178  $    31,307   $     58,600
                                               -------------  -------------  ------------  ------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1).............       (145,481)      (414,178)     (31,307)       (58,600)
                                               -------------  -------------  ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares...............    109,365,156    145,997,774   48,777,938     25,423,512
  Dividends reinvested.......................        145,481        414,178       31,307         58,600
  Cost of shares redeemed....................   (120,377,989)  (129,012,883) (50,593,354)   (19,159,452)
                                               -------------  -------------  ------------  ------------
                                                 (10,867,352)    17,399,069   (1,784,109)     6,322,660
                                               -------------  -------------  ------------  ------------
  Net increase (decrease) in net assets......    (10,867,352)    17,399,069   (1,784,109)     6,322,660
NET ASSETS:
  Beginning of year..........................     51,459,687     34,060,618   13,044,153      6,721,493
                                               -------------  -------------  ------------  ------------
  End of year................................  $  40,592,335  $  51,459,687  $11,260,044   $ 13,044,153
                                               =============  =============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 RESERVE MUNICIPAL MONEY-MARKET TRUST
                                                    --------------------------------------------------------------
                                                            LOUISIANA FUND                  MINNESOTA FUND
                                                    ------------------------------  ------------------------------
                                                     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                    MAY 31, 2003  MAY 31, 2002(A)   MAY 31, 2003  MAY 31, 2002(A)
                                                    ------------  ----------------  ------------  ----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income...........................    $    346        $    156        $    550        $    190
                                                      --------        --------        --------        --------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income (Note 1)..................        (346)           (156)           (550)           (190)
                                                      --------        --------        --------        --------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares....................          --         110,000          74,281         110,000
  Dividends reinvested............................         346             156             550             190
                                                      --------        --------        --------        --------
                                                           346         110,156          74,831         110,190
                                                      --------        --------        --------        --------
  Net increase in net assets......................         346         110,156          74,831         110,190

NET ASSETS:
  Beginning of period.............................     110,156              --         110,190              --
                                                      --------        --------        --------        --------
  End of period...................................    $110,502        $110,156        $185,021        $110,190
                                                      ========        ========        ========        ========

-----------------

(a)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2003, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, Interstate II, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds), one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and two (2) separate series of Reserve Municipal Money-Market Trust (Louisiana and Minnesota Funds) authorized and outstanding (each a "Fund", collectively the "Funds"). These financial statements and notes apply to all above-mentioned series of all Trusts, except for Interstate Tax-Exempt Fund and Interstate II Tax-Exempt Fund.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as each Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the year ended
     May 31, 2003, RMCI voluntarily waived its comprehensive management fee in the amounts listed below:

FUND                                                AMOUNT
----                                                -------
New York Tax-Exempt Fund..........................  $ 7,257
California II Tax-Exempt Fund.....................    6,774
Connecticut Tax-Exempt Fund.......................    7,440
Florida Tax-Exempt Fund...........................    1,576
Massachusetts Tax-Exempt Fund.....................    3,525
Michigan Tax-Exempt Fund..........................    1,869
New Jersey Tax-Exempt Fund........................   18,427
Ohio Tax-Exempt Fund..............................    1,034
Pennsylvania Tax-Exempt Fund......................    1,275
Virginia Tax-Exempt Fund..........................    5,632
Louisiana Municipal Money-Market Fund.............      468
Minnesota Municipal Money-Market Fund.............      395

--------------------------------------------------------------------------------
     As of May 31, 2003, RMCI owned 100% of the Louisiana and 60% of the Minnesota Municipal Money-Market Funds. Certain Officers/ Trustees of the Trusts are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 Plan, with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of each Funds' average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Funds invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at May 31, 2003:

     NEW YORK TAX-EXEMPT FUND    80.41%

          LETTER OF CREDIT
          Allied Irish Bank                             2.76%          Kredietbank NV, Brussells                     2.36%
          Bank of New York                              3.72%          Landesbank Baden-Westdeutsche                 0.48%
          Bank of Nova Scotia                           4.99%          Landesbank Hessen-Thurgen                     4.30%
          Banque Paribas                                5.25%          Mellon Bank                                   1.01%
          Bay Landesbank Girozentrale                   4.46%          Societe Generale                              4.99%
          Dexia                                         4.75%          State Street Bank & Trust Co.                 2.32%
          Fleet Bank                                    4.99%          Sun Trust Bank                                0.44%
          FNB                                           1.71%          Toronto Dominion                              4.55%
          FNMA                                          3.02%          Wachovia Bank & Trust Company                 0.53%
          JP Morgan / Chase                             4.18%          Westdeutsche Landesbank Girozentrale          2.85%
          Keybank                                       1.75%

     *    BOND INSURANCE
          AMBAC                                         4.99%          FSA                                           3.68%
          FGIC                                          2.62%          MBIA                                          3.71%

--------------------------------------------------------------------------------
     CALIFORNIA II TAX-EXEMPT FUND    78.00%

          LETTER OF CREDIT
          Allied Irish Bank                             2.75%          FRMC                                          5.41%
          Bank of America                               3.67%          JP Morgan / Chase                             0.92%
          Bank of New York                              3.47%          Kredietbank NV, Brussels                      4.91%
          Bank of Nova Scotia                           3.20%          La Salle National Bank                        4.68%
          Banque Paribas                                1.41%          Landesbank Hessen-Thurgen                     1.76%
          Bay Landesbank Girozentrale                   3.21%          Landesbank Hessen-Thurin                      1.30%
          CIBC                                          3.65%          Societe Generale                              1.61%
          Credit Agricole Indosuez                      4.59%          State Street Bank & Trust Co.                 2.57%
          Credit Suisse                                 2.48%          Toronto Dominion Bank                         2.29%
          FNMA                                          4.95%          Union Bank of Switzerland                     0.73%

     *    BOND INSURANCE
          AMBAC                                         3.95%          FSA                                           7.14%
          FGIC                                          3.21%          MBIA                                          4.22%

     CONNECTICUT TAX-EXEMPT FUND    95.34%

          LETTER OF CREDIT
          Allied Irish Bank                             4.81%          La Salle National Bank                        7.15%
          Bay Landesbank Girozentrale                   7.01%          Landesbank Hessen-Thurgen                     7.69%
          Fleet Bank                                    7.70%          Northern Trust Company                        7.14%
          JP Morgan/Chase                               6.49%          Wachovia Bank & Trust Company                 7.83%
          Kredietbank NV, Brussels                      8.52%          Yale University                               4.99%

     *    BOND INSURANCE
          AMBAC                                         6.87%          FSA                                           7.70%
          FGIC                                          8.24%          MBIA                                          3.20%

     FLORIDA TAX-EXEMPT FUND    92.73%

          LETTER OF CREDIT
          Bank of America                               4.51%          Keybank                                       4.36%
          Bay Landesbank Girozentrale                   3.27%          Kredietbank NV, Brussells                     2.43%
          Credit Suisse                                 3.92%          La Salle National Bank                        4.36%
          Dresdner Bank                                 3.92%          Landesbank Baden-Wurternberg                  4.14%
          Fifth Third Bank                              3.19%          Northern Trust Company                        2.18%
          Fleet Bank                                    3.49%          Republic National Bank                        4.64%
          Florida Power & Light                         4.75%          Societe Generale                              3.54%
          FNMA                                          1.96%          Sun Trust Bank                                6.00%
          FRMC                                          6.32%          Toronto Dominion Bank                         5.78%
          JP Morgan / Chase                             4.37%          Wachovia Bank & Trust Company                 4.50%

     *    BOND INSURANCE
          AMBAC                                         3.00%          FSA                                           5.02%
          FGIC                                          1.96%          MBIA                                          1.12%

--------------------------------------------------------------------------------
     MASSACHUSETTS TAX-EXEMPT FUND    90.23%

          LETTER OF CREDIT
          Allied Irish Bank                             4.81%          Landesbank Hessen-Thurgen                     4.81%
          Dexia                                         4.81%          Smith College                                 5.29%
          Fleet Bank                                    5.04%          State Street Bank & Trust Co.                 3.37%
          FNB Bank                                      3.37%          Toronto Dominion Bank                         4.09%
          FNMA                                          4.81%          Wachovia Bank & Trust Company                 5.29%
          Harvard University                            4.81%          Wellesley College                             5.30%
          Kredietbank NV, Brussells                     4.81%          Williams College                              1.93%
          Landesbank Baden-Westdeutsche                 4.33%

     *    BOND INSURANCE
          AMBAC                                         9.87%          FSA                                           4.81%
          FGIC                                          7.70%          MBIA                                          0.48%

     MICHIGAN TAX-EXEMPT FUND    92.25%

          LETTER OF CREDIT
          Bank of America                               4.77%          Keybank                                       1.59%
          Bank One                                      8.91%          La Salle National Bank                        9.54%
          Bay Landesbank Girozentrale                   5.09%          Landesbank Hessen-Thurgen                     5.09%
          Comerica Bank                                 8.91%          National City Bank                            8.97%
          Deutsche Bank                                 1.27%          Northern Trust Company                        5.09%
          Dexia                                         5.09%          Westdeutsche Landesbank Girozentrale          3.82%
          Fifth Third Bank                              5.09%

     *    BOND INSURANCE
          AMBAC                                         5.09%          FSA                                           3.82%
          FGIC                                          5.09%          MBIA                                          5.02%

     NEW JERSEY TAX-EXEMPT FUND    94.79%

          LETTER OF CREDIT
          Bank of New York                              5.35%          JP Morgan / Chase                             4.82%
          Bank of Nova Scotia                           4.81%          Kredietbank NV, Brussells                     4.82%
          Banque Paribas                                3.93%          Landesbank Hessen-Thurlia                     3.84%
          Barclays Bank                                 4.82%          Lloyds                                        4.82%
          Citibank                                      4.82%          PNC Bank                                      7.86%
          Fleet Bank                                    8.19%          Princeton University                          4.82%
          FNMA                                          7.99%          Wachovia Bank & Trust Company                 2.22%

     *    BOND INSURANCE
          AMBAC                                         3.57%          FSA                                           3.05%
          FGIC                                          8.57%          MBIA                                          6.49%

--------------------------------------------------------------------------------
     OHIO TAX-EXEMPT FUND    100.26%

          LETTER OF CREDIT
          ABN/AMRO                                      9.61%          Keybank                                       4.80%
          Allied Irish Bank                             7.20%          La Salle National Bank                        4.80%
          Bank of America                               4.80%          National City Bank                            4.80%
          Bank One                                      4.80%          Northern Trust Co.                            1.44%
          Barclays Bank                                 7.69%          US Bank                                       7.69%
          Fifth Third Bank                              8.26%          Wachovia Bank & Trust Company                 4.80%
          Fleet Bank                                    4.80%          Wells Fargo                                   2.88%
          JP Morgan / Chase                             5.14%

     *    BOND INSURANCE
          AMBAC                                         4.74%          MBIA                                          4.80%
          FSA                                           7.21%

     PENNSYLVANIA TAX-EXEMPT FUND    99.30%

          LETTER OF CREDIT
          ABN/AMRO                                      4.93%          Kredietbank NV, Brussels                      3.45%
          Allied Irish Bank                             4.93%          Landesbank Hessen-Thurgen                     3.01%
          Bank of America                               6.28%          Northern Trust Co.                            5.79%
          Bank of Nova Scotia                           2.46%          PNC Bank                                      6.50%
          Bank One                                      4.93%          Rabobank                                      4.93%
          Banque Paribas                                4.93%          Sun Trust Bank                                4.93%
          Dexia                                         4.43%          Toronto Dominion Bank                         4.93%
          Dresdner Bank                                 2.66%          University of Pittsburgh                      4.93%
          Fleet Bank                                    4.93%          Wachovia Bank & Trust Company                 4.90%
          JP Morgan / Chase                             7.88%

     *    BOND INSURANCE
          AMBAC                                         3.57%          FSA                                           4.00%

     VIRGINIA TAX-EXEMPT FUND    92.35%

          LETTER OF CREDIT
          Bank of America                               4.44%          JP Morgan / Chase                             4.44%
          Bank of Scotland                              7.99%          Sun Trust Bank                                4.44%
          Citibank                                      9.77%          University of Virginia                        9.32%
          Credit Suisse                                 4.44%          US Bank                                       8.88%
          FRMC                                          9.77%          Wachovia Bank & Trust Company                 9.77%

     *    BOND INSURANCE
          AMBAC                                         9.77%          MBIA                                          4.44%
          FSA                                           4.88%

--------------------------------------------------------------------------------
     LOUISIANA MUNICIPAL MONEY-MARKET FUND    75.10%


          LETTER OF CREDIT
          Bank of America                               9.05%          Fleet Bank                                    9.05%
          Bank One                                      9.05%          Westdeutsche Landesbank Girozentrale          9.96%
          Banque Paribas                                9.05%

     *    BOND INSURANCE
          AMBAC                                         9.05%          MBIA                                          9.95%
          FGIC                                          9.95%

          MINNESOTA MUNICIPAL MONEY-MARKET FUND    90.80%

          LETTER OF CREDIT
          ABN/AMRO                                      9.19%          University of Minnesota                       9.19%
          Bank of America                               6.48%          US Bank                                       9.19%
          Harris Trust & Savings Bank                   5.40%          Wells Fargo Bank                              9.19%
          Landesbank Hessen-Thurgen                     9.19%          Westdeutsche Landesbank Girozentrale          9.19%
          Toronto Dominion Bank                         9.19%

     *    BOND INSURANCE
          AMBAC                                         5.40%
          MBIA                                          9.19%

     * Some securities are backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

     At May 31, 2003, the composition of each Fund's net assets was as follows:

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    228,413  $    108,993   $    36,383  $   45,875    $    20,779
      Additional-Paid-in-Capital...  228,184,602  108,883,773  36,346,827  45,829,420     20,757,875
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $228,413,015  $108,992,766   $36,383,210  $45,875,295   $20,778,654
                                 ============  ============   ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY      OHIO      PENNSYLVANIA   VIRGINIA
                                     FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  -----------  ------------  -----------
      Par Value................  $      7,858  $     56,021  $    10,410  $    40,592   $    11,260
      Additional-Paid-in-Capital...    7,850,185   55,965,326  10,399,503  40,551,743    11,248,784
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $  7,858,043  $ 56,021,347  $10,409,913  $40,592,335   $11,260,044
                                 ============  ============  ===========  ===========   ===========

                                                LOUISIANA FUND  MINNESOTA FUND
                                                --------------  --------------
      Par Value...............................     $     11        $     19
      Additional-Paid-in-Capital..............      110,491         185,002
                                                   --------        --------
      Net Assets..............................     $110,502        $185,021
                                                   ========        ========

(6)  FINANCIAL HIGHLIGHTS:

--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                                     FISCAL YEARS ENDED MAY 31,
                                                          ------------------------------------------------
                                                            2003      2002      2001      2000      1999
                                                          --------  --------  --------  --------  --------
      NEW YORK TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income.............................    0.0034    0.0095    0.0281    0.0258    0.0222
      Dividends from net investment income..............   (0.0034)  (0.0095)  (0.0281)  (0.0258)  (0.0222)
                                                          --------  --------  --------  --------  --------
      Net asset value at end of year....................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................      0.34%     0.95%     2.87%     2.58%     2.22%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  228.4  $  234.4  $  281.6  $  228.4  $  186.0
      Ratio of expenses to average net assets...........      1.00%(c)     1.01%     1.01%     1.00%     1.00%
      Ratio of net investment income to average net
        assets..........................................      0.33%(c)     0.94%     2.81%     2.55%     2.19%

                                                                      PERIOD
                                       FISCAL YEARS ENDED MAY 31,     ENDED
                                      ----------------------------   MAY 31,
                                        2003      2002      2001     2000(A)
                                      --------  --------  --------  ----------
      CALIFORNIA II TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                      --------  --------  --------   --------
      Net investment income.........    0.0033    0.0098    0.0236     0.0208
      Dividends from net investment
        income......................   (0.0033)  (0.0098)  (0.0236)   (0.0208)
                                      --------  --------  --------   --------
      Net asset value at end of
        period......................  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                      ========  ========  ========   ========
      Total Return..................      0.33%     0.98%     2.42%      2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................  $  109.0  $  109.3  $  136.2   $   91.4
      Ratio of expenses to average
        net assets..................      1.00%(c)     1.01%     1.00%      1.00%(b)(c)
      Ratio of net investment income
        to average net assets.......      0.31%(c)     1.00%     2.36%      2.27%(b)(c)

--------------------------------------------------------------------------------

                                                                   FISCAL YEARS ENDED MAY 31,
                                                          --------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                          --------  -------  -------  -------  -------
      CONNECTICUT TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------   -------  -------  -------  -------
      Net investment income.............................   0.0025    0.0092   0.0273   0.0248   0.0221
      Dividends from net investment income..............  (0.0025)  (0.0092) (0.0273) (0.0248) (0.0221)
                                                          -------   -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======   =======  =======  =======  =======
      Total Return......................................     0.25%     0.92%    2.75%    2.48%    2.21%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  36.4   $  41.2  $  40.2  $  51.1  $  55.4
      Ratio of expenses to average net assets...........     1.00%(c)    1.01%    1.01%    1.00%    1.00%
      Ratio of net investment income to average net
        assets..........................................     0.23%(c)    0.92%    2.73%    2.42%    2.17%

                                          FISCAL YEARS ENDED MAY 31,
                                 --------------------------------------------
                                   2003     2002     2001     2000     1999
                                 --------  -------  -------  -------  -------
      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                 -------   -------  -------  -------  -------
      Net investment income....   0.0036    0.0105   0.0294   0.0272   0.0237
      Dividends from net
        investment income......  (0.0036)  (0.0105) (0.0294) (0.0272) (0.0237)
                                 -------   -------  -------  -------  -------
      Net asset value at end of
        year...................  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                 =======   =======  =======  =======  =======
      Total Return.............     0.36%     1.05%    2.98%    2.72%    2.37%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  45.9   $  32.1  $  28.9  $  28.9  $  22.6
      Ratio of expenses to
        average net assets.....     1.00%(c)    1.00%    1.01%    1.00%    1.00%
      Ratio of net investment
        income to average net
        assets.................     0.34%(c)    0.99%    2.94%    2.68%    2.30%

                                                                   FISCAL YEARS ENDED MAY 31,
                                                          --------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                          --------  -------  -------  -------  -------
      MASSACHUSETTS TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------   -------  -------  -------  -------
      Net investment income.............................   0.0030    0.0099   0.0279   0.0256   0.0220
      Dividends from net investment income..............  (0.0030)  (0.0099) (0.0279) (0.0256) (0.0220)
                                                          -------   -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======   =======  =======  =======  =======
      Total Return......................................     0.30%     0.99%    2.85%    2.56%    2.20%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  20.8   $  21.0  $  18.8  $  16.1  $  19.9
      Ratio of expenses to average net assets...........     1.00%(c)    1.00%    1.00%    1.00%    1.00%
      Ratio of net investment income to average net
        assets..........................................     0.28%(c)    0.99%    2.79%    2.55%    2.17%

--------------------------------------------------------------------------------

                                                                        PERIOD
                                     FISCAL YEARS ENDED MAY 31,         ENDED
                                 -----------------------------------   MAY 31,
                                   2003     2002     2001     2000     1999(D)
                                 --------  -------  -------  -------  ----------
      MICHIGAN TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....  $1.0000   $1.0000  $1.0000  $1.0000   $1.0000
                                 -------   -------  -------  -------   -------
      Net investment income....   0.0029    0.0080   0.0276   0.0263    0.0118
      Dividends from net
        investment income......  (0.0029)  (0.0080) (0.0276) (0.0263)  (0.0118)
                                 -------   -------  -------  -------   -------
      Net asset value at end of
        period.................  $1.0000   $1.0000  $1.0000  $1.0000   $1.0000
                                 =======   =======  =======  =======   =======
      Total Return.............     0.29%     0.81%    2.83%    2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............  $   7.9   $   8.5  $   4.8  $   2.2   $   1.2
      Ratio of expenses to
        average net assets.....     1.00%(c)    1.01%(c)    1.00%    1.00%     1.00%(b)(c)
      Ratio of net investment
        income to average net
        assets.................     0.27%(c)    0.63%(c)    2.76%    2.60%     2.02%(b)(c)

                                                                   FISCAL YEARS ENDED MAY 31,
                                                          --------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                          --------  -------  -------  -------  -------
      NEW JERSEY TAX-EXEMPT FUND
      --------------------------------------------------
      Net asset value at beginning of year..............  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                          -------   -------  -------  -------  -------
      Net investment income.............................   0.0029    0.0101   0.0277   0.0249   0.0223
      Dividends from net investment income..............  (0.0029)  (0.0101) (0.0277) (0.0249) (0.0223)
                                                          -------   -------  -------  -------  -------
      Net asset value at end of year....................  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                          =======   =======  =======  =======  =======
      Total Return......................................     0.29%     1.01%    2.83%    2.49%    2.23%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $  56.0   $  57.5  $  52.9  $  44.4  $  41.3
      Ratio of expenses to average net assets...........     1.00%(c)    1.01%    1.01%    1.05%    1.00%
      Ratio of net investment income to average net
        assets..........................................     0.25%(c)    0.94%    2.77%    2.46%    2.17%

                                          FISCAL YEARS ENDED MAY 31,
                                 --------------------------------------------
                                   2003     2002     2001     2000     1999
                                 --------  -------  -------  -------  -------
      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                 -------   -------  -------  -------  -------
      Net investment income....   0.0030    0.0082   0.0281   0.0256   0.0236
      Dividends from net
        investment income......  (0.0030)  (0.0082) (0.0281) (0.0256) (0.0236)
                                 -------   -------  -------  -------  -------
      Net asset value at end of
        year...................  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                 =======   =======  =======  =======  =======
      Total Return.............     0.30%     0.83%    2.88%    2.56%    2.36%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  10.4   $   5.7  $   8.1  $   8.9  $   1.2
      Ratio of expenses to
        average net assets.....     1.00%(c)    1.01%(c)    1.00%    1.00%    1.00%(c)
      Ratio of net investment
        income to average net
        assets.................     0.28%(c)    0.81%(c)    2.81%    2.95%    2.16%(c)

--------------------------------------------------------------------------------

                                          FISCAL YEARS ENDED MAY 31,
                                 --------------------------------------------
                                   2003     2002     2001     2000     1999
                                 --------  -------  -------  -------  -------
      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of year......  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                 -------   -------  -------  -------  -------
      Net investment income....   0.0036    0.0097   0.0287   0.0276   0.0234
      Dividends from net
        investment income......  (0.0036)  (0.0097) (0.0287) (0.0276) (0.0234)
                                 -------   -------  -------  -------  -------
      Net asset value at end of
        year...................  $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                 =======   =======  =======  =======  =======
      Total Return.............     0.36%     0.97%    2.97%    2.76%    2.34%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............  $  40.6   $  51.5  $  34.1  $  21.1  $  16.9
      Ratio of expenses to
        average net assets.....     1.00%(c)    1.01%    1.00%    1.00%    1.00%
      Ratio of net investment
        income to average net
        assets.................     0.34%(c)    0.89%    2.87%    2.73%    2.28%

                                                                       PERIOD
                                       FISCAL YEARS ENDED MAY 31,      ENDED
                                      -----------------------------   MAY 31,
                                        2003       2002      2001     2000(E)
                                      ---------  --------  --------  ----------
      VIRGINIA TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................   $1.0000   $1.0000   $1.0000    $1.0000
                                       -------   -------   -------    -------
      Net investment income.........    0.0025    0.0069    0.0253     0.0075
      Dividends from net investment
        income......................   (0.0025)  (0.0069)  (0.0253)   (0.0075)
                                       -------   -------   -------    -------
      Net asset value at end of
        period......................   $1.0000   $1.0000   $1.0000    $1.0000
                                       =======   =======   =======    =======
      Total Return..................      0.25%     0.69%     2.77%      3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $  11.3   $  13.0   $   6.7    $   2.1
      Ratio of expenses to average
        net assets..................      1.00%(c)    1.01%(c)    1.00%     1.01%(b)(c)
      Ratio of net investment income
        to average net assets.......      0.19%(c)    0.58%(c)    2.53%     3.19%(b)(c)

                                                           YEAR ENDED    PERIOD ENDED
      LOUISIANA MUNICIPAL MONEY-MARKET FUND               MAY 31, 2003  MAY 31, 2002(F)
      -------------------------------------               ------------  ---------------
      Net asset value at beginning of period............    $1.0000         $1.0000
                                                            -------         -------
      Net investment income.............................     0.0032          0.0014
      Dividends from net investment income..............    (0.0032)        (0.0014)
                                                            -------         -------
      Net asset value at end of period..................    $1.0000         $1.0000
                                                            =======         =======
      Total Return......................................       0.32%           0.14%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   0.1         $   0.1
      Ratio of expenses to average net assets...........       1.00%(c)        1.04%(b)(c)
      Ratio of net investment income (loss) to average
        net assets......................................      (0.11)%(c)        0.36%(b)(c)

--------------------------------------------------------------------------------

                                                           YEAR ENDED     PERIOD ENDED
      MINNESOTA MUNICIPAL MONEY-MARKET FUND               MAY 31, 2003   MAY 31, 2002(F)
      -------------------------------------               ------------  -----------------
      Net asset value at beginning of period............    $1.0000          $1.0000
                                                            -------          -------
      Net investment income.............................     0.0044           0.0017
      Dividends from net investment income..............    (0.0044)         (0.0017)
                                                            -------          -------
      Net asset value at end of period..................    $1.0000          $1.0000
                                                            =======          =======
      Total Return......................................       0.44%            0.17%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   0.2          $   0.1
      Ratio of expenses to average net assets...........       1.00%(c)         1.04%(b)(c)
      Ratio of net investment income to average net
        assets..........................................       0.12%(c)         0.36%(b)(c)

---------------

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense and net investment income ratios amounted to:

                                                              NET
                                                  EXPENSE  INVESTMENT
                                     FISCAL YEAR   RATIO     INCOME
                                     -----------  -------  ----------
New York...........................       2003      0.99%       0.34%
California II......................       2003      0.99%       0.32%
                                          2000      0.96%(b)      2.31%(b)
Connecticut........................       2003      0.98%       0.25%
Florida............................       2003      0.99%       0.35%
Massachusetts......................       2003      0.98%       0.30%
Michigan...........................       2003      0.98%       0.29%
                                          2002      1.00%       0.64%
                                          1999      0.49%(b)      2.53%(b)
New Jersey.........................       2003      0.97%       0.28%
Ohio...............................       2003      0.99%       0.29%
                                          2002      1.01%       0.81%
                                          1999      0.83%       2.32%
Pennsylvania.......................       2003      1.00%       0.34%
Virginia...........................       2003      0.95%       0.24%
                                          2002      0.99%       0.60%
                                          2000      0.97%(b)      3.23%(b)
Louisiana..........................       2003      0.57%       0.32%
                                          2002      0.00%(b)      1.15%(b)
Minnesota..........................       2003      0.69%       0.43%
                                          2002      0.00%(b)      1.40%(b)

(d)  From December 14, 1998 (Commencement of Operations) to May 31,1999.
(e)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(f)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)

                                ---------------

The dividends distributed by the Funds are "exempt interest dividends" for federal tax purposes.

                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Boards of Trustees and Shareholders of Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust:

In our opinion, the accompanying statements of net assets (and for the Michigan Tax-Exempt Fund, Louisiana Municipal Money-Market Fund, and Minnesota Municipal Money-Market Fund, the statements of assets and liabilities) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Tax-Exempt Fund (a portfolio of Reserve New York Tax-Exempt Trust), the California II Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund, and Virginia Tax-Exempt Fund (nine of the portfolios constituting Reserve Tax-Exempt Trust) and the Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund (constituting Reserve Municipal Money-Market Trust) (collectively, the "Funds") at May 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 18, 2003

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye a Director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------

BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - present).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 72                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001).
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (real estate
Suite 2-1000                                                               investment trust) (1998 - present);
Denver, CO 80222                                                           Partner, Skadden, Arps, Slate,
                                                                           Meagher & Flom LLP (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 57                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and RPES.                                and Assistant Treasurer of RMC;
New York, NY 10001-3701                                                    and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
RICHARD GOODMAN             Controller of RF,       Since 2003             Controller of RMC, RMCI and RESRV.
Age: 42                     RTET, RNYTET, RMMMT                            (2003 - present) Vice President,
The Reserve Funds           and RPES.                                      Zurich Capital Market, Inc.
1250 Broadway                                                              (Investment Adviser) (2002 - 2003);
New York, NY 10001-3701                                                    Director, Sanford C. Bernstein &
                                                                           Co., Inc. (Investment Adviser)
                                                                           (1989 - 2001).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a) Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Tax Exempt Trust

     /s/ Bruce Bent
    ---------------------------------
    Bruce Bent
    Chief Executive Officer

Date: August 11, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     /s/ Bruce Bent
    ---------------------------------
    Bruce Bent
    Chief Executive Officer

Date: August 11, 2003


     /s/ Arthur Bent
    ---------------------------------
    Arthur Bent
    Treasurer and Principal Financial Officer

Date: August 11, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.